As filed with the Securities and Exchange Commission on February 4, 2004

1933 Act Registration Number / /
1940 Act Registration Number / /

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

----------------------------

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                      /X/

Pre-Effective Amendment No.                                                                                                                                   /   /

Post-Effective Amendment No.                                                                                                                                 /   /

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                             /X/

Amendment No.                                                                                                                                                           /  /

--------------------------

The  FBR Funds
 (Exact Name of Registrant as Specified in Charter)
1001 Nineteenth Street North
Arlington, VA 22209
(Address of Principal Office)

Registrant's Telephone Number, Including Area Code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA  22209
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), shall determine.

1

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

 2

Friedman Billings Ramsey

THE FBR FUNDS

-------------

EQUITY FUNDS

FBR Small Cap Financial Fund
FBR Large Cap Financial Fund
FBR Small Cap Fund
FBR Large Cap Technology Fund
FBR Small Cap Technology Fund
FBR American Gas Index Fund

PROSPECTUS

February 28, 2004

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT JUDGED WHETHER THESE FUNDS ARE GOOD INVESTMENTS OR WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.

THE FBR FUNDS
1001 Nineteenth Street North, Arlington, VA 22209
888.888.0025
e-mail: funds@fbr.com
Internet: www.fbr.com/funds/

INVESTMENT ADVISER
FBR Fund Advisers, Inc., 1001 Nineteenth Street North, Arlington, VA 22209

DISTRIBUTOR
FBR Investment Services, Inc., 4922 Fairmont Avenue, Bethesda, MD  20814

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN
FBR National Trust Company, 4922 Fairmont Avenue, Bethesda, MD  20814

SUB-TRANSFER AGENT
Integrated Fund Services, Inc. 221 East Fourth Street, Cincinnati, Ohio  45202

INDEPENDENT PUBLIC ACCOUNTANTS
Tait, Weller & Baker, 1818 Market Street, Philadelphia, PA  19103

Page
Investment Objectives, Principal Investment Strategies and Related Risks
FBR Large Cap Financial Fund
FBR Small Cap Financial Fund
FBR Small Cap Fund
FBR Large Cap Technology Fund
FBR Small Cap Technology Fund
FBR American Gas Index Fund
Strategies of All Funds
Further Discussion of Risks

Performance of the Funds
FBR Large Cap Financial Fund
FBR Small Cap Financial Fund
FBR Small Cap Fund
FBR Large Cap Technology Fund
FBR Small Cap Technology Fund
FBR American Gas Index Fund

Fees and Expenses of the Funds

Fund Management

Investing in the Funds
How to Buy Shares
How to Redeem Shares
Redeeming Through the Transfer Agent

Shareholder Services

Tax-Sheltered Retirement Plans
Exchange Privilege

Other Important Investment Information
Distribution Fees
Dividends and Distributions
Taxes

Financial Highlights

Additional Information

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES and RELATED RISKS

FBR LARGE CAP FINANCIAL FUND (FBRFX)
(formerly FBR Financial Services Fund)

OBJECTIVE.  The investment objective of the FBR Large Cap Financial Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.   Under normal market conditions, the Large Cap Financial Fund invests at least 80% of its total assets in securities of large capitalization ("large-cap") companies "principally engaged" in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Large Cap Financial Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Large Cap Financial Fund may invest up to 20% of its assets in companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Large Cap Financial Fund will not invest more than 5% of its total assets in the equity-related securities of any company that derives more than 15% of its revenues from brokerage or investment  management activities.

RISKS.  The Large Cap Financial Fund is intended for investors who are seeking above-average gains and are willing to accept the risks of concentrating their investments within a group of industries. Because of its narrow industry focus, the performance of the Large Cap Financial Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates, and other factors.

FBR SMALL CAP FINANCIAL FUND (FBRSX)

OBJECTIVE. The investment objective of the FBR Small Cap Financial Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal market conditions, the Small Cap Financial Fund invests at least 80% of its total assets in securities of small capitalization ("small-cap") companies "principally engaged" in the business of providing financial services to consumers and industry. The Small Cap Financial Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. The Small Cap Financial Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services, and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above, and real estate investment trusts ("REITs"). The Small Cap Financial Fund may also hold securities issued by U.S. banks. The Small Cap Financial Fund may invest up to 20% of its assets in companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

2

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Small Cap Financial Fund will not invest more than 5% of its total assets in the equity-related securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS.  The Small Cap Financial Fund is intended for investors who are seeking above-average gains and are willing to accept the risks of concentrating their investments within a group of industries. Because of its narrow industry focus, the performance of the Small Cap Financial Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates, and other factors. Investing in the Small Cap Financial Fund also involves the risks of investing in small-cap companies, which generally involve greater risk than investing in larger, more established companies.

FBR SMALL CAP FUND (FBRVX)
(formerly FBR Small Cap Value Fund)

OBJECTIVE. The investment objective of the FBR Small Cap Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Small Cap Fund invests at least 80% of its total assets in securities of small-cap companies. The Small Cap Fund considers small-cap companies to have market capitalizations of less than $3 billion, measured at the time of purchase. The Small Cap Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period. The Small Cap Fund may invest up to 20% of its total assets in equity securities of companies with larger market capitalizations. Investments will consist primarily of common stocks, but may include preferred stocks, convertible bonds, and warrants.

RISKS.  Investing in the Small Cap Fund involves the risks of investing in small-cap companies, which generally involve greater risk than investing in larger, more established companies. The market price of securities of small-cap companies may be more volatile than securities of larger, more established companies. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Typically, there is less publicly available information concerning small-cap companies than for larger, more established companies.

FBR LARGE CAP TECHNOLOGY FUND (FBRTX)
(formerly FBR Technology Fund)

OBJECTIVE.  The investment objective of the FBR Large Cap Technology Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal market conditions, the Large Cap Technology Fund invests at least 80% of its total assets in securities of large-cap companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase. The Large Cap Technology Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of large capitalization companies listed on a U.S. securities exchange or NASDAQ expected to experience earnings growth as a result of technology but may also invest in companies with small to medium-sized capitalization with above average growth prospects.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.

The Adviser makes investment decisions for the Large Cap Technology Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Large Cap Technology Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, and earnings yield and cash flow, among others. The Large Cap Technology Fund may invest to a limited degree in securities issued in initial public offerings ("IPOs").

3

Many of the common stocks the Large Cap Technology Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Large Cap Technology Fund.

RISKS.  The Large Cap Technology Fund is intended for investors who are seeking above-average gains and are willing to accept the risks of concentrating their investments in securities within an industry or group of industries.  Because of its narrow industry focus, the performance of the Large Cap Technology Fund is tied closely to and is affected by developments in the technology industry and its related businesses.  The value of the Large Cap Technology Fund's shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries. In addition, the Large Cap Technology Fund may be subject to the risks posed by use of derivative instruments, which may include illiquidity, the risk of counterparty failure, and imperfect correlation with the underlying securities, interest rates or currencies.

To the extent the Large Cap Technology Fund invests in IPOs, it will be subject to certain risks because companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information.

FBR SMALL CAP TECHNOLOGY FUND (FBRCX)

OBJECTIVE. The investment objective of the FBR Small Cap Technology Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal market conditions, the Small Cap Technology Fund invests at least 80% of its total assets in securities of small-capitalization companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  For these purposes, the Fund currently considers small-capitalization companies to be those companies with market capitalizations of less than $3 billion dollars, measured at the time of purchase.  The Small Cap Technology Fund primarily invests in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of small capitalization companies listed on a U.S. securities exchange or NASDAQ expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.

The Adviser makes investment decisions for the Small Cap Technology Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Small Cap Technology Fund's portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, and earnings yield and cash flow, among others. The Small Cap Technology Fund may invest to a limited degree in securities issued in initial public offerings ("IPOs").

Many of the common stocks in which the Small Cap Technology Fund invests do not pay dividends; instead, stocks are bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS. The Small Cap Technology Fund is intended for investors who are seeking above-average gains and are willing to accept the risks of concentrating their investments in securities within an industry or group of industries.  Because of its narrow industry focus, the performance of the Small Cap Technology Fund is tied closely to and is affected by developments in the technology industry and its related businesses.  The value of the Small Cap Technology Fund's shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries. In addition, the Small Cap Technology Fund may be subject to the risks posed by use of derivative instruments, which may include illiquidity, the risk of counterparty failure, and imperfect correlation with the underlying securities, interest rates or currencies.

4

Investing in the Small Cap Technology Fund also involves the risks of investing in small-cap companies, which generally involve greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that typically there is less publicly available information concerning small-cap companies than for larger companies, and small-cap companies are typically subject to greater changes in earnings and business prospects.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

To the extent the Small Cap Technology Fund invests in IPOs, it will be subject to certain risks because companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information.

FBR AMERICAN GAS INDEX FUND (GASFX)

OBJECTIVE. The investment objective of the FBR American Gas Index Fund is income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Designed as an index fund, the American Gas Index Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index ("Index"), an index maintained by the American Gas Association ("A.G.A."), a national trade association of natural gas companies.  The Index consists of approximately 70 publicly traded common stocks of natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies headquartered in the United States.  The stocks included in the American Gas Index Fund are chosen solely on the statistical basis of their weightings in the Index.

The American Gas Index Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. No attempt is made to manage the American Gas Index Fund's portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the portfolio unless the company is removed from the Index. The percentage of the American Gas Index Fund's assets to be invested in each company's stock contained within the Index is approximately the same as the percentage the stock represents in the Index. Each stock's proportion of the Index is based on that stock's market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue. To avoid deviation in the American Gas Index Fund's performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the American Gas Index Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the American Gas Index Fund's assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the American Gas Index Fund, such as management fees, transaction costs and other operating expenses.

RISKS. The American Gas Index Fund is intended for investors who are willing to accept the risks of concentrating their investments within a group industries. Because of its narrow industry focus, the Fund's performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather. The gas industry is also sensitive to increased interest rates because of the industry's capital intensive nature.

 5

STRATEGIES OF ALL FUNDS

TEMPORARY DEFENSIVE POSITIONS.  The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of a Fund are invested in temporary defensive positions, such Fund may not achieve its investment objective. For temporary defensive purposes, each Fund may invest in cash and/or short-term obligations. These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund's investment policies.

PORTFOLIO TURNOVER.  Although each Fund generally invests for long-term capital appreciation, each Fund may, from time to time, engage in short-term trading. Short-term trading refers to the practice of selling securities held for a short time, ranging from several months to less than a day. The objective of short-term trading is to take advantage of what the Adviser believes are changes in a market, industry or individual company. Short-term trading increases a Fund's transaction costs, which could affect the Fund's performance, and could result in higher levels of taxable realized gains to shareholders.

FURTHER DISCUSSION OF RISKS

Loss of money is a risk of investing in any of the Funds. The net asset value of each Fund will change daily and you may lose money.  As with any mutual fund, there is no guarantee that any of the Funds' performance will be positive over any period of time, either short-term or long-term. Also, an investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because each Fund invests mostly in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect each Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets.  Holders of equity securities only have rights to value in the company after all the debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Your investment in the Funds is not guaranteed.

INDUSTRY CONCENTRATION.  Because of their narrow focus, the performance of the Large Cap Financial Fund and the Small Cap Financial Fund ("Financial Funds"), the Large Cap Technology Fund, the Small Cap Technology Fund, and the American Gas Index Fund are tied closely to and affected by the financial services, technology, and natural gas distribution and transmission industries, respectively. The value of the Funds may be subject to greater volatility than funds with portfolios that are less concentrated.  If securities in a particular industry fall out of favor, these Funds could underperform funds that focus on other types of companies. As is the case with other industries, or groups of closely-related industries, companies in the financial services, technology, and natural gas distribution and transmission industries often face similar obstacles, issues or regulatory burdens. Consequently, securities of these industries may react similarly and move in unison to changes in market conditions. Additional risks in each industry are discussed below.

Financial Services Industry (Financial Services Funds).  The financial services industry faces the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Commercial banks, savings and loan institutions and their holding companies are also influenced by adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business.  However, neither federal insurance of deposits nor regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks or savings and loan institutions. A Fund may incur loss on an investment in the securities issued by these institutions.

6

Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation that may limit their lending activity. These companies largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change. In addition, general economic conditions are important to the operations of these companies.

Investment banking, securities and commodities brokerage and investment advisory companies are also subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

Technology Industry (Technology Funds). Companies in the technology industry face special risks. For example, the industry faces such challenges as rapid changes in technology, availability of capital, costs of research and development, government regulation and relatively high risks of obsolescence caused by scientific and technological advances. In addition, the technology sector is subject to the risk of aggressive product prices due to competitive pressure from numerous market entrants. Therefore, the value of such companies is particularly vulnerable to abrupt or erratic movements. These price movements may have a larger impact on a fund than on a fund with a more broadly diversified portfolio.

Natural Gas Industry (American Gas Index Fund). One of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or gas. During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings. Weather is another risk that may affect the industry; a warmer winter could decrease the amount of gas used by heating customers and thereby reduce the earnings of companies in the industry.  Additionally, the gas industry is also sensitive to increased interest rates because of the industry's capital intensive nature.

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability. Because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning small-cap companies than for larger, more established companies.

Securities of small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth. Securities of small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy. Although investing in securities of small companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

NON-DIVERSIFICATION.  The Funds, except the American Gas Index Fund, are classified as "non-diversified" investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"), which means each Fund may not invest, with respect to 50% of its total assets, more than 5% of its assets in any single issuer or hold more than 10% of an issuer's outstanding voting shares. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

INVESTMENTS IN DERIVATIVES.  Each Fund, except the American Gas Index Fund, is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments.  Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.

The use of derivative instruments exposes a Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

     -   the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

     -   imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

     -    the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

     -   the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

7

     -  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and

     -   particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

OTHER CONSIDERATIONS.  If a Fund cannot be operated in an economically viable manner, it may cease operations, which could require shareholders to transfer their investment at an inopportune time.

The Statement of Additional Information contains more information about the Funds' investment strategies and related risks (see the heading "Additional Information" on the back cover).

PERFORMANCE OF THE FUNDS

The bar charts and tables that follow provide some indication of the risk of an investment in the Funds. The bar charts show the Funds' performance for each calendar year since their inception or the last ten calendar years. The tables show how each Fund's average annual total returns for different calendar periods over the life of the Fund or the last ten calendar periods of the Fund, both before and after taxes, compare to those of a broad-based securities market index and to an index of the average performance of comparable funds as compiled by a recognized mutual fund rating company.   Returns shown assume reinvestment of dividends and distributions.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Please note that each Fund's past performance, before and after taxes, is not necessarily an indication of how each Fund will perform in the future.

The figures shown for each Fund include information from the periods covered by such Fund's corresponding predecessor prior to the reorganization of the Funds as series of The FBR Funds on February 27, 2004. Please see the Statement of Additional Information for more information.

8

FBR LARGE CAP FINANCIAL FUND

Best Quarter	Quarter Ended September 30, 2000	27.38%

Worst Quarter	Quarter Ended September 30, 1998	(17.17)%

Average Annual Total Returns
	1-Year	5-Year	Since Inception*
Financial Services Fund
Return Before Taxes	32.52%	8.94%	12.99%
Return After Taxes on Distributions	32.27%	8.40%	12.13%
Return After Taxes on Distributions and Sale of Fund Shares	19.73%	7.18%	10.63%
Indices†
S&P 500 Index[1]	28.68%	(0.57)%	7.57%
Lipper Financial Services Fund Index[2]	31.99%	5.58%	10.82%

* The Fund commenced operations on January 3, 1997.
† Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices do not include a deduction for fees, expenses, or taxes.
1 The S&P 500 Index is a capitalization weighted index of 500 stocks representing all major industries designed to represent the broad domestic economy.
2 The Lipper Financial Services Fund Index measures performance of mutual funds that invest primarily in the financial services sector.

9

FBR SMALL CAP FINANCIAL FUND

Best Quarter	Quarter Ended September 30, 1997	16.77%

Worst Quarter	Quarter Ended September 30, 1998	(17.49)%

Average Annual Total Returns
	1-Year	5-Year	Since Inception*
Small Cap Financial Fund
Return Before Taxes	41.05%	21.03%	19.87%
Return After Taxes on Distributions	40.34%	20.37%	18.59%
Return After Taxes on Distributions and Sale of Fund Shares	25.27%	17.58%	16.41%
Indices†
Russell 2000 Index[1]	47.27%	7.21%	7.80%
Lipper Financial Services Fund Index[2]	31.99%	5.58%	10.82%

* The Fund commenced operations on January 3, 1997.
† Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices do not include a deduction for fees, expenses, or taxes.
1 The Russell 2000 Index is an unmanaged index of small capitalization companies.
2 The Lipper Financial Services Fund Index measures performance of mutual funds that invest primarily in the financial services sector.

10

FBR SMALL CAP FUND

Best Quarter	Quarter Ended June 30, 2001	30.94%

Worst Quarter	Quarter Ended September 30, 1998	(18.21)%

Average Annual Total Returns
	1-Year	5-Year	Since Inception*
Small Cap Fund
Return Before Taxes	45.77%	16.70%	17.09%
Return After Taxes on Distributions	45.75%	16.48%	16.58%
Return After Taxes on Distributions and Sale of Fund Shares	27.67%	13.98%	14.39%
Indices†
Russell 2000 Index[1]	47.27%	7.21%	7.80%
Lipper Small Cap Growth Index[2]	44.77%	6.16%	6.11%

* The Fund commenced operations on January 3, 1997.
† Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices do not include a deduction for fees, expenses, or taxes.
1 The Russell 2000 Index is an unmanaged index of small capitalization companies.
2 The Lipper Small-Cap Growth Index measures performance of mutual funds that invest primarily in small-cap growth securities.

11

FBR LARGE CAP TECHNOLOGY FUND

Best Quarter	Quarter ended June 30, 2003	26.38%

Worst Quarter	Quarter ended June 30, 2002	(23.67)%

	1-Year	Since Inception*
Large Cap Technology Fund
Return Before Taxes	52.86%	7.56%
Return After Taxes on Distributions	51.82%	7.17%
Return After Taxes on Distributions and Sale of Fund Shares	31.94%	5.88%
Indices†
S&P 500 Index[1]	28.68%	2.01%
Lipper Science & Technology Fund Index[2]	51.31%	(5.20)%

* The Fund commenced operations on February 1, 2002.
† Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. The performance of the indices do not include a deduction for fees, expenses, or taxes.
1 The S&P 500 Index is a capitalization weighted index of 500 stocks representing all major industries designed to represent the broad domestic economy.
2 The Lipper Science & Technology Fund Index is an equally weighted index of the largest ten funds within the science and technology funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

12

FBR AMERICAN GAS INDEX FUND

Best Quarter	Quarter ended September 30, 2000	23.52%

Worst Quarter	Quarter ended September 30, 2002	(21.06)%

Average Annual Total Returns
	1-Year	5-Year	10-Year
American Gas Index Fund
Return Before Taxes	23.49%	3.74%	8.36%
Return After Taxes on Distributions	22.00%	1.06%	6.16%
Return After Taxes on Distributions and Sale of Fund Shares	14.10%	2.31%	6.20%
Indices†
Dow Jones Utility Average[1]	29.28%	0.82%	6.39%
A.G.A. Stock Index[2]	24.04%	5.18%	8.05%
S&P 500 Index[3]	28.68%	(0.57)%	11.05%

† Investors should note that the indices are unmanaged, do not incur expenses and are not available for investment.  The performance of the indices do not include a deduction for fees, expenses, or taxes.
1The Dow Jones Utilities Index is a price weighted average of 15 utility companies listed on the New York Stock Exchange ("NYSE") and involved in the production of electrical energy.
2 The A.G.A. Stock Index is a market capitalization weighted index adjusted monthly consisting of member companies of the A.G.A.
3 The S&P 500 Index is a capitalization weighted index of 500 stocks representing all major industries designed to represent the broad domestic economy.

13

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and estimated expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases........................................................................NONE
Maximum Deferred Sales Charge............................................................................................................. NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...................................................NONE
Redemption Fee*...................................................................................................................................... ..1.00%

_____________________________

*     A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase. See "Redemption Fee" for more information. In addition, we charge a $15.00 redemption fee for all payments by wire made through the Funds' transfer agent.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Large Cap Financial Fund	Small Cap Financial Fund	Small Cap Fund	Large Cap Technology Fund	Small Cap Technology Fund	American Gas Index Fund

Investment Advisory Fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.400%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	NA
Other Expenses+	0.83%	0.42%	0.45%	3.46%	2.50%	0.475%
Total Annual Fund Operating Expenses	1.98%	1.57%	1.60%	4.61%	3.65%	0.875%
Fee Waiver and Expense Reimbursement**	0.06%	-	-	2.66%	1.70%	0.025%

NET EXPENSES**	1.92%	1.57%	1.60%	1.95%	1.95%	0.850%

___________________

**   FBR Fund Advisers, Inc. has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of each Fund to the extent annual fund operating expenses exceed 1.95% of each Fund's average daily net assets, except the American Gas Index Fund. With respect to the American Gas Index Fund, the Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Fund to the extent annual fund operating expenses exceed 0.85% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to each Fund through March 1, 2005.

 +       Other Expenses are based on actual amounts that each Fund incurred during its most recent fiscal year. This item may fluctuate from year to year based on a Fund's investment operations and asset size.

Examples

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These Examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same.1  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

14

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Large Cap Financial Fund	$ 198	$ 618	$ 1,065	$ 2,304
Small Cap Financial Fund	160	496	855	1,867
Small Cap Fund	163	505	871	1,900
Large Cap Technology Fund	197	1,151	2,112	4,549
Small Cap Technology Fund	198	960	NA	NA
American Gas Index Fund	87	277	482	1,076

1      The examples above assume that the expense limitation agreement will only continue through March 1, 2005, the end of its current term.

FUND MANAGEMENT

Investment Adviser
FBR Fund Advisers, Inc., located at 1001 Nineteenth Street North, Arlington, VA 22209, serves as the investment adviser to the Funds.  The Adviser directs the investment of each Fund's assets, subject at all times to the supervision of the Board of Trustees ("Board") of The FBR Mutual Funds (the "Trust"). The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund's investments with the exception of the Small Cap Fund for which it has retained a sub-adviser.  The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission as an investment adviser. As of January 31, 2004, it managed approximately $1.3 billion of net assets on behalf of the  Funds.  The Adviser is a subsidiary of Friedman, Billings, Ramsey Group, Inc., a financial services holding company. The Adviser and its asset management affiliates manage approximately $TBD billion of gross assets (including leverage) for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations, and private partnerships.

Pursuant to an Investment Advisory Agreement with the Trust, for its services to the Trust, the Adviser is entitled to receive a monthly fee, at an annual rate of 0.90% of the average daily net assets of the Large Cap Financial Fund, the Small Cap Financial Fund, the Small Cap Fund, the Large Cap Technology Fund and the Small Cap Technology Fund and at an annual rate of 0.40% of the average daily net assets of the American Gas Index Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to each Fund. During the past fiscal year, the Large Cap Financial Fund, the Small Cap Financial Fund, the Small Cap Fund, the Large Cap Technology Fund, and the American Gas Index Fund paid advisory fees, after waiver or reimbursement, at the rate of 0.84%, 0.90%, 0.90%, 0.00% and 0.375%, respectively.

Sub-Adviser
Pursuant to an investment sub-advisory agreement, the Adviser retains Akre Capital Management, LLC ("ACM"), located at 2 West Washington Street, Middleburg, Virginia 20118, as investment sub-adviser to the Small Cap Fund.  In this capacity, subject to the supervision of the Adviser and the Board, ACM directs the investment of the Small Cap Fund's assets, continually conducts investment research and supervision for the Small Cap Fund, and is responsible for the purchase and sale of the Small Cap Fund's investments.  For these services, the Adviser (and not the Fund) pays ACM a fee out of the Adviser's advisory fee.

ACM was organized as a Virginia limited liability company in 1999 and is registered with the Securities and Exchange Commission as an investment adviser.  As of January 31, 2004, ACM managed approximately $176.1 million on behalf of the Small Cap Fund and other advisory clients such as high net worth individuals, institutions and private partnerships.

Portfolio Managers

Financial Funds

David Ellison serves as Chief Investment Officer (CIO) for The FBR Funds and acts as portfolio manager of the Financial Funds. Prior to joining the Adviser as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Mr. Ellison has served as portfolio manager of the Financial Funds, since the commencement of the Funds' operations.

15

Small Cap Fund

Charles Akre, Jr. serves as the portfolio manager of the Small Cap Fund.  Mr. Akre is the managing member of ACM, the Fund's sub-adviser.  Prior to June 1, 2000, Mr. Akre served as the portfolio manager of the Small Cap Fund and as a Managing Director of, or independent contractor to, the Adviser.  Mr. Akre was a registered representative with Friedman, Billings, Ramsey & Co., Inc. from February 1994 until June 2000 and Senior Vice President of Friedman, Billings, Ramsey Investment Management, Inc. from May 1993 until June 2000.

Mr. Akre has served as portfolio manager of the Small Cap Fund, since the commencement of the Fund's operations.

Technology Funds and American Gas Index Fund

Winsor H. Aylesworth serves as the portfolio manager of the Large Cap Technology Fund, the Small Cap Technology Fund and the American Gas Index Fund. Mr. Aylesworth has been employed by the Adviser since 1998. He holds both an M.S. and MBA degree and previously was president of Grandview Advisers, Inc.

INVESTING IN THE FUNDS

All purchases and redemptions of a Fund's shares are made at the Fund's net asset value next determined after receipt of the order. You pay no sales charges to invest in the Funds.

DETERMINATION OF NET ASSET VALUE

Your price for Fund shares is the Fund's net asset value per share, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a "Business Day"). Each Fund determines its net asset value by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares outstanding. Each Fund's investments are valued based on market value.   The value of assets for which no quotations are readily available, including any restricted securities, are valued at fair value in good faith by, or at the direction of, the Board of Trustees.

Purchase orders received by Integrated Fund Services, Inc. ("Integrated" or "Transfer agent"), FBR Investment Services, Inc. (the "Distributor"), or any dealer that has a sales agreement with the Distributor (an "Authorized Broker-Dealer") prior to the close of regular trading on the NYSE on any Business Day, are priced according to applicable net asset value determined on that date.  Purchase orders received after the close of regular trading on the NYSE are priced as of the time the net asset value is next determined.

HOW TO BUY SHARES

GENERAL

You may buy shares of the Funds on any Business Day. The minimum initial investment is $2,000. For an investment in an IRA or pension, profit-sharing or other employee benefit plan ("Retirement Plans") the minimum initial investment is $1,000. Subsequent investments must be at least $100. The Funds reserve the right to reject any purchase order or vary the initial and subsequent investment minimums at any time.

      IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

16

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

BUYING SHARES THROUGH THE DISTRIBUTOR, OTHER AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

You may buy shares through a brokerage account maintained with the Distributor or any Authorized Broker-Dealer. If you buy shares this way, the price will be the Fund's net asset value next determined after a purchase order is received by the Distributor or an Authorized Broker-Dealer. Payment is generally due on the next business day.  Please also note that you must provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Taxes."

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check, Federal Reserve Draft or wire Federal Funds. The Distributor or an investor's Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to effect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, "Investment Professionals") may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus. You should contact your Investment Professional concerning these fees and conditions (if any). Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

The Adviser of its affiliates may make payments to broker-dealers for certain administrative services provided in connection with the Funds.

BUYING SHARES THROUGH THE TRANSFER AGENT

To purchase shares through the Transfer Agent, you should complete the application (the "Account Application") accompanying this Prospectus and forward it with payment by check or Federal Reserve Draft payable to the order of "The FBR Funds" c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. You may make additional purchases of shares by mailing a check or Federal Reserve Draft payable to the order of "The FBR Funds" to the same address. The name of the Fund must appear on the check or Federal Reserve Draft.  Federal Reserve Drafts are available at national banks or any state bank that is a member of the Federal Reserve System. If you pay for shares by check, the shares will be priced at the net asset value next determined after the Transfer Agent receives the check in proper form. No cash, money orders, traveler's checks, third party checks, credit card checks, future or post-dated checks including stale-dated checks, counter or starter checks and checks payable on a non-U.S. bank, credit union or financial institution will be accepted.

You may also buy shares by having your bank or broker wire Federal Funds to the Transfer Agent. The bank or broker may charge you a fee for this service. If you are sending Federal Funds by wire for an initial investment, please call the Transfer Agent at 888.888.0025 for instructions. You will still need to fully complete and sign the Account Application and mail it to us at the address shown above. The Transfer Agent will not process redemptions until it receives a fully completed and signed Account Application.

You should also notify the Transfer Agent before wiring funds for additional purchases.

17

IN-KIND PURCHASES

You may buy shares of the Funds "in-kind" through a transfer of securities as payment for the shares, if approved in advance by the Adviser. Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund's investment objective and policies, and must have readily available market quotations. The securities will be valued in accordance with the Funds' policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided in the sole discretion of the Adviser. If you are considering buying shares in this manner, please call 888.888.0025.

SYSTEMATIC INVESTMENT PLAN

The Systematic Investment Plan allows you to buy shares of a Fund at regular intervals. If your bank or other financial institution allows automatic withdrawals, you may buy shares by having a designated account debited in the specified amount once a month, on or about the twentieth day of the month. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be used for participation in the Systematic Investment Plan. If you want to participate in the Systematic Investment Plan, please call the Transfer Agent at 888.888.0025 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in a Fund regardless of fluctuating price levels of the Fund's shares, you should consider your financial ability to continue to purchase through periods of low price levels. The Funds may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No fee is currently charged or contemplated.

HOW TO REDEEM SHARES

GENERAL

You may redeem (sell) your shares on any Business Day. When a Fund receives a request in proper form, it will redeem the shares at the next determined net asset value. Each Fund will make payment for all shares redeemed within seven days after it receives a redemption request in proper form.  Ordinarily payment will be made within three days.  However, if you purchased Fund shares by check and then submit a redemption request by mail, the redemption proceeds will not be paid until your check has cleared, which may take up to 15 days.

Your account may be redeemed after 60 days' written notice to you if your account's net asset value has fallen below $1,000 due to redemptions. If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over $1,000. You will not be required to redeem your account that has fallen below $1,000 due to market fluctuations.

REDEMPTION FEE

The Funds generally do not impose any charges when you redeem your shares. However, if you redeem or exchange shares within 90 days or less of buying them, the Funds will charge a redemption fee of 1% of the amount redeemed. The redemption fee is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading. To calculate the redemption fee, the Funds will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. The fee is not imposed on the redemption of shares acquired by reinvestment of dividends or distributions of a fund or shares held in certain omnibus accounts and in certain retirement and profit-sharing plans.

REDEEMING THROUGH THE DISTRIBUTOR, AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person or by telephone, mail or wire. As the Funds' agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares' net asset value next computed after the Distributor or Authorized Broker-Dealer receives your request. Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account within three days. The Distributor and Authorized Broker-Dealers are responsible for promptly sending redemption requests to the Transfer Agent.   You may also place redemption requests through an Investment Professional, who might charge a fee for this service.

18

REDEEMING THROUGH THE TRANSFER AGENT

REDEMPTION IN WRITING.  If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: The FBR Funds, c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45201-5354.  Include the following information in your redemption request:

  the name of the Fund and account number you are redeeming from;

  your name(s) and address as it appears on your account;

  the dollar amount or number of shares you wish to redeem;

  your signature(s) as it appears on your account registration; and

  a daytime telephone number.

All persons in whose names the shares are registered must sign any request for redemption. We require a signature guarantee if the proceeds of the redemption would exceed $50,000, if the proceeds are not to be paid to the record owner at the address of record, or if the shareholder is a corporation, partnership, trust or fiduciary. We accept signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a MEDALLION program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING WILL NOT BE ACCEPTED. If you redeem shares within 30 days of a change in your address of record, a signature guarantee will be required. You may call the Transfer Agent at 888.888.0025 to determine whether a particular institution is eligible to guarantee your signature.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, additional documentation of authority is required for a redemption by a corporation, partnership, trust, fiduciary, executor or administrator.

REDEMPTION BY TELEPHONE/PAYMENT BY WIRE TRANSFER.  You may redeem shares by telephone if you elected this option on your initial Account Application, or if you have filed a Telephone Authorization with the Transfer Agent. You may obtain a Telephone Authorization from the Transfer Agent by calling 888.888.0025.

If you redeem shares by telephone, we will mail a check for the redemption proceeds to your registered address unless you have designated in your Account Application or Telephone Authorization that redemption proceeds are to be sent by wire transfer to a specific checking or savings account. In that case, if we receive a telephone redemption request before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), we will wire the redemption proceeds to your bank account on the next day that a wire transfer can be effected. We charge a transaction fee of $15.00 for payments by wire. The Distributor and the Transfer Agent reserve the right to refuse a telephone redemption if they consider doing so appropriate.

During times of drastic economic or market conditions, you may find it difficult to contact the Distributor or Authorized Broker-Dealers by telephone to request a redemption of Fund shares. In those cases, you should consider using the other redemption procedures described above. However, if you use these other redemption procedures, your redemption request may be processed at a later time than it would have been if you had redeemed your shares by telephone. During the delay, a Fund's net asset value may fluctuate.

The Funds will take measures to make sure that telephone instructions are genuine. These measures may include asking for your name, account number, social security or other taxpayer ID number and other relevant information, and following up with a written confirmation to the address of record. If the Funds do not use such procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. If appropriate measures are taken, neither the Fund nor the Transfer Agent will be responsible for any losses that may occur to any account due to an unauthorized telephone call.

19

REDEMPTION IN-KIND

The Funds reserve the right to make a "redemption in-kind" payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund's assets).

AUTOMATIC WITHDRAWAL

The Funds have an automatic withdrawal program, which allows you to withdraw a specified dollar amount (minimum of $100) on either a monthly or quarterly basis if you have a $10,000 minimum account balance. We will redeem shares in your account for this purpose. As with other redemptions, we will charge a 1% fee for shares held 90 days or less (see "Redemption fee"). You may obtain an application for automatic withdrawal from the Distributor or the Transfer Agent. You may cancel the automatic withdrawal at any time. The Funds or the Transfer Agent may modify or terminate this option at any time.

SHAREHOLDER SERVICES

TAX-SHELTERED RETIREMENT PLANS

The Funds offer their shares to retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. You may obtain detailed information concerning these plans from the Transfer Agent, including information on fees and taxes. You should read this information carefully, and it may be advisable for you to consult a tax adviser.

EXCHANGE PRIVILEGE

You may exchange your shares of a Fund for shares of another Fund described in this Prospectus or for shares of any of the following FBR Funds:

  FBR Fund for Government Investors

  FBR Maryland Tax-Free Portfolio

  FBR Virginia Tax-Free Portfolio

You should obtain and read the current Prospectus of the Fund you want to acquire in an exchange by calling 888.888.0025. Please note that proceeds of shares exchanged within 90 days or less of purchase will be subject to a 1% redemption fee. The Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent. You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege. You may add a telephone exchange feature to an existing account that previously did not provide for this option. A Telephone Exchange Authorization Form for this purpose is available from the Transfer Agent. Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

If you do not currently own shares of the Fund whose shares you wish to acquire, we will establish a new account with the same registration, dividend and capital gains options as your current account. If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above. See "Redemption In Writing."

20

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new Fund, the dollar value of shares acquired must meet the Fund's minimum investment for a new account; if the exchange is to an existing account, the dollar value must equal or exceed the Fund's minimum for subsequent investments.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

OTHER IMPORTANT INVESTMENT INFORMATION

DISTRIBUTION FEES

Each Fund, except the American Gas Index Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under these plans, each Fund pays a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Each Fund, except the American Gas Index Fund, declares and pays any dividends from its net investment income, if any, annually. The American Gas Index Fund declares and pays any such dividends quarterly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized. The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the per share net asset value determined as of the date of cancellation.

FEDERAL TAX CONSIDERATIONS

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the Statement of Additional Information.  You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

21

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Distributions of long-term gains from sales by a Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of the Fund just before a Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, a Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

22

THE FBR FUNDS
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information for the periods ended March 31, 2003 for the FBR American Gas Index Fund and October 31, 2002 for all other Funds has been audited by Tait, Weller & Baker, whose report, along with the Fund's audited financial statements, are included in the current annual report, which is available upon request.  For all prior periods, the information provided was audited by another auditor. The figures shown for each Fund include information of such corresponding predecessor for the periods prior to the reorganization of the Funds, as  a series of The FBR Funds, on February 27, 2004. The FBR Small Cap Technology Fund commenced operations January 21, 2004; therefore, financial highlight information is not available.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*(1)	Net Realized &Unrealized Gain/(Loss) on Investments*(2)	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period
For the fiscal years ended
FBR Large Cap Financial Fund
October 31, 2003	$ 17.73	$ 0.10	$ 4.69	$ (0.09)	$ -	$ 22.43
October 31, 2002	18.18	0.07	0.71	(0.08)	1.15	17.73
October 31, 2001	17.34	0.06	0.94	(0.16)	-	18.18
October 31, 2000	16.59	0.18	0.78	(0.08)	(0.13)	17.34
October 31, 1999	16.94	0.09	0.97	(0.12)	(1.29)	16.59
FBR Small Cap Financial Fund
October 31, 2003	24.38	0.05	8.88	(0.13)	(0.64)	32.56
October 31, 2002	20.53	0.15	4.51	(0.47)	(0.34)	24.38
October 31, 2001	16.03	0.42	4.18	(0.10)	-	20.53
October 31, 2000	14.26	0.08	1.71	(0.02)	-	16.03
October 31, 1999	15.62	0.02	0.62	(0.07)	(1.93)	14.26
FBR Small Cap Fund
October 31, 2003	21.15	(0.11)	10.50	-	-	31.57
October 31, 2002	19.97	(0.25)	1.60	-	(0.17)	21.15
October 31, 2001	19.46	(0.18)	1.34	-	(0.65)	19.97
October 31, 2000	16.55	(0.39)	3.30	-	-	19.46
October 31, 1999	14.67	(0.27)	2.58	-	(0.43)	16.55
FBR Large Cap Technology Fund
October 31, 2003	7.19	(0.08)	3.92	-	-	11.03
For the period ended October 31, 2002**	10.00	(0.05)	(2.76)	-	-	7.19
FBR American Gas Index Fund
For the period ended October 31, 2003***	10.41	0.20	2.08	(0.18)	-	12.51
March 31, 2003	15.53	0.43	(5.12)	(0.43)	-	10.41
March 31, 2002	19.42	0.49	(1.86)	(0.49)	(2.03)	15.53
March 31, 2001	16.93	0.52	5.00	(0.52)	(2.51)	19.42
March 31, 2000	16.28	0.52	2.07	(0.52)	(1.42)	16.93
March 31, 1999	18.59	0.51	(1.63)	(0.51)	(0.68)	16.28

23

	Total Investment Return(3)	Net Assets, End of Period (000's omitted)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(1)	Increase Reflected in Expense Ratios & Net Investment to Waivers	Portfolio Turnover Rate
For the fiscal years ended
FBR Large Cap Financial Fund
October 31, 2003	27.13%	$ 35,459	1.92%	0.53%	0.06%	67.41%
October 31, 2002	4.11	26,541	1.95	0.36	0.01	97.34
October 31, 2001	5.72	25,577	1.89	0.32	0.01	126.34
October 31, 2000	6.21	25,593	1.92	1.15	0.27	110.88
October 31, 1999	6.80	30,681	1.88	0.43	0.34	70.25
FBR Small Cap Financial Fund
October 31, 2003	37.80	513,808	1.57	0.26	-	16.45
October 31, 2002	23.37	319,762	1.56	0.54	-	44.07
October 31, 2001	28.85	125,372	1.53	1.63	-	67.66
October 31, 2000	12.56	47,313	1.90	0.84	0.23	81.74
October 31, 1999	4.19	32,641	1.89	0.12	0.29	25.00
FBR Small Cap Fund
October 31, 2003	49.27	343,824	1.60	(0.75)	-	15.61
October 31, 2002	6.76	28,803	1.94	(1.39)	0.13	9.36
October 31, 2001	6.87	16,571	1.95	(1.34)	0.42	26.16
October 31, 2000	17.58	10,279	1.95	(1.71)	1.01	3.45
October 31, 1999	16.24	13,823	1.92	(1.46)	0.54	24.45
FBR Large Cap Technology Fund
October 31, 2003	53.41	6,170	1.94	(1.11)	2.67	145.54
For the period ended October 31, 2002.**	(28.10)	2,485	1.94	(1.37)	2.49	165.34
FBR American Gas Index Fund***
For the period ended October 31, 2003+	21.98	184,818	0.85	3.02	0.02	5.28
March 31, 2003	(30.40)	145,663	0.85	3.58	0.01	38.84
March 31, 2002	(5.90)	224,681	0.85	2.88	0.00	28.93
March 31, 2001	32.88	269,504	0.85	2.77	0.00	38.12
March 31, 2000	17.18	194,493	0.85	2.95	0.00	15.91
March 31, 1999	(6.35)	200,317	0.85	2.84	0.00	10.38

*  Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of
**  Commencement of investment operations on February 1, 2002.
*** Effective April 1, 2003, the FBR American Gas Index Fund changed its fiscal year to October 31.
+  For the period April 1, 2003 through October 31, 2003.
(1)  Reflects waivers and related reimbursements.
(2)  The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
(3)  Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4)  Annualized.

24

ADDITIONAL INFORMATION

THE FBR FUNDS

The FBR Equity Funds

Additional information about the Funds is available free of charge, upon request, in the following forms:

- Statement of Additional Information--additional information about the Funds' operations. The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

- Annual Report--additional information about the Funds' investments and a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

- Semi-Annual Report--additional information about the Funds' investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:       888.888.0025

By mail:                  The FBR Equity Funds
                                1001 Nineteenth Street North
                                Arlington, Virginia 22209

By e-mail:               funds@fbr.com

On the Internet:    www.fbr.com\funds\

Information about the Funds (including the Funds' Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission's ("Commission") Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Fund are available on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21503

25

Friedman Billings Ramsey

THE FBR FUNDS

FBR FUND FOR GOVERNMENT INVESTORS
(Money Market Fund)

FBR MARYLAND TAX-FREE PORTFOLIO
FBR VIRIGINA TAX-FREE PORTFOLIO
(Fixed Income Funds)

PROSPECTUS

February 28, 2004

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT JUDGED WHETHER THESE FUNDS ARE GOOD INVESTMENTS OR WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.

THE FBR FUNDS
1001 Nineteenth Street North, Arlington, VA 22209
888.888.0025
e-mail: funds@fbr.com
Internet: www.fbr.com/funds/

INVESTMENT ADVISER
Money Management Advisers, Inc., 1001 Nineteenth Street North, Arlington, VA 22209

DISTRIBUTOR
FBR Investment Services, Inc., 4922 Fairmont Avenue, Bethesda, MD  20814

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN
FBR National Trust Company, 4922 Fairmont Avenue, Bethesda, MD  20814

SUB-TRANSFER AGENT
Integrated Fund Services, Inc. 221 East Fourth Street, Cincinnati, Ohio  45202

INDEPENDENT PUBLIC ACCOUNTANTS
Tait, Weller & Baker, 1818 Market Street, Philadelphia, PA  19103

Page

Investment Objectives, Principal Investment Strategies, and Related Risks
Money Market Fund
Fixed Income Funds

Performance of the Funds
Money Market Fund
Fixed Income Funds

Fees and Expenses

Fund Management

Investing in the Funds
How to Buy Shares
How to Redeem Shares
Redeeming Through the Transfer Agent

Shareholder Services

Other Important Investment Information
Distribution Fees
Dividends and Distributions

Federal Tax Considerations

Financial Highlights

Additional Information

2

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, and RELATED RISKS

MONEY MARKET FUND
FBR Fund for Government Investors

OBJECTIVE. FBR Fund for Government Investors (the "Money Market Fund" or the "Fund") seeks current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. In attempting to achieve its objective, the Fund invests, under normal circumstances, at least 95% of its total assets in fixed-rate and floating-rate short-term instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such instruments. The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments.  For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less.  The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In managing the Fund's portfolio, the Fund's investment adviser, Money Management Advisers, Inc. (the "Adviser"), considers economic conditions and interest rate trends in determining which securities to purchase.

PRINCIPAL RISKS.
General. Loss of money is a risk of investing in the Fund. While money market funds are designed to be relatively low risk investments, they are not entirely free of risk.  There is no assurance that the Fund will meet its investment objective. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  Also, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest rate risk. The U.S. Government does not guarantee the market value or the current yield of government securities.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline; when interest rates decline, the market values of money market instruments increase. Thus, the Fund's yield fluctuates daily in response to changes in interest rates and as investments in the Fund's portfolio mature and are replaced with new investments bearing current interest rates.  The price volatility of money market instruments also depends on their maturities and durations.  Generally, the longer the maturity and duration of a money market instrument, the greater its sensitivity to interest rates.

Credit risk. Debt securities are subject to the possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's rating, the higher its credit risk. Because the Fund intends to invest 95% of its investments in U.S. government securities, it is unlikely that a Fund investment will default. However, not all government securities are backed by the full faith and credit of the United States. Some are backed only by the credit of the issuing agency or instrumentality.

ADDITIONAL INVESTMENT STRATEGIES.
Securities Lending. In order to generate additional income, the Fund may lend portfolio securities to certain qualified institutional investors (i.e., brokers, banks or other financial institutions) who pay the Fund negotiated lender fees. In exchange, the Fund will receive cash or securities collateral equal to at least 100% of the value of the securities loaned. Any cash collateral received by the Fund in connection with securities lending may be invested in a variety of short-term instruments.

A risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligations to return the securities. In the event of a default or bankruptcy by a borrower, the Fund will promptly liquidate collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the borrower are less than the borrower's obligation, the Fund could suffer a loss.

Other Types of Investments. While not a principal strategy, the Fund may invest, to a limited extent, in other types of investments not issued or guaranteed by the U.S. government, its agencies or instrumentalities.

3

FIXED INCOME FUNDS
FBR Maryland Tax-Free Portfolio

OBJECTIVE. The FBR Maryland Tax-Free Portfolio (the "Maryland Fund" or the "Fund") seeks to provide investors with income derived from investments exempt from federal and Maryland state and local income taxes, including the individual Alternative Minimum Tax (AMT).

PRINCIPAL INVESTMENT STRATEGY. The Maryland Fund seeks to achieve its investment objective by investing at least 80% of its assets under normal conditions in securities issued by the State of Maryland, its political subdivisions, agencies and instrumentalities exempt from federal and Maryland state income tax. The Maryland Fund may also invest in either general obligation or revenue bonds.  The Maryland Fund will principally invest in long-term term investment grade debt securities (i.e., securities rated in the top four rating categories established by nationally recognized rating organizations). Under normal circumstances, the Maryland Fund will invest in municipal bonds that are rated A or better by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

In managing the Maryland Fund, economic conditions and interest rate trends are considered when determining what securities to purchase. The average portfolio maturity will ordinarily exceed ten years; however, when, in the opinion of the Adviser, it is in the best interest of shareholders, the average maturity may be reduced to less than ten years.  The Maryland Fund may also purchase, without limitation, unrated municipal securities if, in the opinion of the Adviser, they are of an investment quality comparable to that of rated securities eligible for purchase by the Maryland Fund.  Additionally, the Maryland Fund may purchase securities that are rated below investment grade; such purchases will be limited to 5% of net assets.

Although the Maryland Fund seeks to invest its assets in securities described above, market conditions may occasionally limit the availability of such obligations.  During such periods, the Maryland Fund will seek to invest in municipal obligations, the interest on which may be subject to personal income taxes in your state of residence. Also, as a temporary defensive measure or to provide liquidity, the Maryland Fund may hold up to 30% of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises or repurchase agreements secured by such securities.  Income from such securities may be taxable for federal and state income tax purposes. Additionally, the Maryland Fund may invest up to 20% of its net assets in securities that are subject to the AMT.

The Maryland Fund is subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its net assets in securities, the income from which is exempt from Federal income taxes and Maryland state income tax. For purposes of this Prospectus, assets of the Maryland Fund means assets plus the amount of any borrowing for investment purposes.

FBR Virginia Tax-Free Portfolio

OBJECTIVE.  The FBR Virginia Tax-Free Portfolio (the "Virginia Fund" or the "Fund") seeks to provide investors with income derived from investments exempt from federal and Virginia state and local income taxes, including the individual AMT.

PRINCIPAL INVESTMENT STRATEGIES.  The Virginia Fund seeks to achieve its investment objective by investing at least 80% of its assets under normal conditions in securities issued by the Commonwealth of Virginia, its political subdivisions, agencies and instrumentalities exempt from federal and Virginia state income tax. The Virginia Fund may also invest in either general obligation or revenue bonds.  The Virginia Fund will principally invest in long-term term investment grade debt securities (i.e., securities rated in the top four rating categories established by nationally recognized rating organizations). Under normal circumstances, the Virginia Fund will invest in municipal bonds that are rated A or better by Moody's or S&P.

In managing the Virginia Fund, economic conditions and interest rate trends are considered when determining what securities to purchase. The average portfolio maturity will ordinarily exceed ten years; however, when, in the opinion of the Adviser, it is in the best interest of shareholders, the average maturity may be reduced to less than ten years.  The Virginia Fund may also purchase, without limitation, unrated municipal securities if, in the opinion of the Adviser, they are of an investment quality comparable to that of rated securities eligible for purchase by the Virginia Fund.  Additionally, the Virginia Fund may purchase securities that are rated below investment grade; such purchases will be limited to 5% of net assets.

Although the Virginia Fund seeks to invest its assets in securities described above, market conditions may occasionally limit the availability of such obligations.  During such periods, the Virginia Fund will seek to invest in municipal obligations, the interest on which may be subject to personal income taxes in your state of residence. Also, as a temporary defensive measure or to provide liquidity, the Virginia Fund may hold up to 30% of its total assets in obligations issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises or repurchase agreements secured by such securities.  Income from such securities may be taxable for federal and state income tax purposes. Additionally, the Virginia Fund may invest up to 20% of its net assets in securities that are subject to the AMT.

4

The Virginia Fund is subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its net assets in securities, the income from which is exempt from Federal income taxes and Virginia state income tax. For purposes of this Prospectus, assets of the Virginia Fund means assets plus the amount of any borrowing for investment purposes.

FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio

ADDITIONAL INVESTMENT STRATEGIES.  The Maryland Fund and Virginia Fund (collectively called the "Funds") may invest up to 25% of their assets in new issues of municipal securities on a "when issued" basis; that is, at the time of the purchase commitment, both the interest and principal amount are fixed and payment and delivery of the securities normally occurs in 15 to 45 days.  The Funds intend to enter into purchase orders for when-issued securities with the intention of actually taking delivery of such securities, but it may sell when-issued securities prior to delivery if it is deemed advisable as a matter of investment strategy. During the period between the purchase commitment of a when issued security and actual delivery, no interest accrues to the purchaser and the market value of the security may fluctuate (although the Funds intend to take immediate delivery of these securities upon purchase).

The Funds may also purchase certain tax-exempt municipal obligations which have a variable rate of interest.  Such obligations bear interest at rates which vary with changes in specific market rates or indices, such as a bank prime rate.  Investment in these securities will be made only if the Funds may redeem them on demand within seven days.

PRINCIPAL RISKS.

General. Loss of money is a risk of investing in either of the Maryland Fund and Virginia Fund. As with any mutual fund, there is no guarantee that either of the Funds' performance will be positive over any period of time, either short-term or long-term. Also, an investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Your investment in the Funds is not guaranteed. The net asset value of each Fund will change daily and you may lose money.

Non-diversification. The Funds are classified as non-diversified investment companies under the Investment Company Act of 1940, as amended, which means each Fund may invest, with respect to 50% of its total assets, more than 5% of its assets in any single issuer or hold more than 10% of an issuer's outstanding voting securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

State specific risk.  Investing in securities in a single state is less diversified geographically then investing across many states; therefore, the Funds have greater exposure to unfavorable economic and political developments within their respective states.

Interest rate risk. The Funds invest in bonds whose values may fluctuate with changes in interest rates. When interest rates rise, bonds tend to decline in value, and when interest rates fall, bonds tend to increase in price. During a period of falling interest rates, it is likely that debt securities will be prepaid, or "called," prior to maturity, requiring the proceeds to be invested at a generally lower interest rate. Longer maturity bonds generally suffer greater declines than those with shorter maturities. The price volatility of municipal securities also depends on their maturities and durations.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates.  To compensate investors for this higher risk, municipal securities with longer maturities and durations generally offer higher yields than municipal securities with shorter maturities and durations.

Credit risk.  An investment in the Funds is also subject to credit risk, which is the risk that the issuer of the bonds may not be able to pay interest or principal when due.  The market prices of bonds are affected by the credit quality of their issuers.

Market risk. The Funds are subject to market risk, two components of which are interest rate risk and credit risk, as described above.  Market risk also includes the fluctuation of market prices with the forces of supply and demand.  Municipal bonds may, therefore, decline in value even if the overall market is doing well.

5

Other risks. Although the Maryland and Virginia Funds invest in variable rate securities that entitle each Fund to demand repayment in full (thus reducing credit risk), the demand feature is not always unconditional and may make the securities more difficult to sell quickly or without loss.

PERFORMANCE OF THE FUNDS

MONEY MARKET FUND

Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each of the last 10 calendar years. The table shows the Fund's average annual returns for different calendar periods. Returns shown assume reinvestment of dividends and distributions. The figures shown for the Fund include information from the periods covered by the Fund's corresponding predecessor prior to the reorganization of the Fund as a series of The FBR Funds on February 27, 2004.  Please see the Statement of Additional Information for more information.

Please keep in mind that how the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.

Best Quarter:  1.39%    4th Qtr of 2000

Worst Quarter:  0.08%    3rd Qtr of 2003

 Performance Table
Average Annual Total Returns
(for Periods Ended December 31, 2003)

One Year	0.42%
Five Years	2.77%
Ten Years	3.56%

Yields
(as of December 31, 2003)

7-Day	0.36%
7-Day Effective	0.36%

For current yield information please call 888.888.0025.

6

FIXED INCOME FUNDS

Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risk of an investment in the Funds. The bar chart shows each Fund's performance for each of the last 10 calendar years.  The table shows how the each Fund's average annual returns for different calendar periods compare to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions. The figures shown for each Fund include information from the periods covered by such Fund's corresponding predecessor prior to the reorganization of the Funds as a series of The FBR Funds on February 27, 2004.  Please see the Statement of Additional Information for more information.

Please keep in mind that how the Funds have performed in the past (before and after taxes) does not necessarily indicate how the Funds will perform in the future.

Maryland Fund    Best Quarter:  5.86%    1st Qtr of 1995                  Worst Quarter:  (5.11)%   1st Qtr of 1994

Virginia Fund      Best Quarter:  5.85%    1st Qtr of 1995                  Worst Quarter:  (4.71)%   1st Qtr of 1994

AVERAGE ANNUAL TOTAL RETURNS
For the Period Ended December 31, 2003

The table below compares each Fund's before and after-tax performance over time with that of the Lehman Brothers Municipal Bond Index. The figures shown for each Fund include information from the periods covered by such Fund's corresponding predecessor prior to the reorganization of the Funds as a series of The FBR Funds on February 27, 2004.  Please see the Statement of Additional Information for more information. The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Additionally, actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

7

	Maryland Fund			Virginia Fund
	One Year	Five Years	Ten Years	One Year	Five Years	Ten Years
Returns
Return Before Taxes	4.11%	4.66%	4.83%	4.61%	4.86%	5.02%
Return After Taxes on Distributions	4.05%	4.65%	4.82%	4.57%	4.84%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	4.61%	4.79%	4.33%	4.74%	4.92%
Index (reflects no deduction for fees, expenses, or taxes)*
Lehman Brothers Municipal Bond Index**	5.31%	5.83%	6.02%	5.31%	5.83%	6.02%

* Investors should note that the Funds are professionally managed while the index is unmanaged, does not incur expenses and is not available for investment.
** The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market.

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and estimated expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases.........................................................................NONE
Maximum Deferred Sales Charge.............................................................................................................. NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends....................................................NONE
Redemption Fee*                                                                                                                                         1.00%+
______________________________

*      A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase. See "Redemption Fee" for more information. In addition, we charge a $15.00 redemption fee for all payments by wire made through the Funds' transfer agent.
+    The redemption and exchange fee on shares does not apply to the Fund for Government Investors.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Fund for Government Investors	Maryland Tax-Free Portfolio	Virginia Tax-Free Portfolio
Management Fees	0.50%*	0.375%	0.375%
Distribution (12b-1) Fees	0.00%	0.250%	0.250%
Other Expenses+	0.35%	0.300%	0.300%
Total Annual Fund Operating Expenses	0.85%*	0.925%	0.925%
Less Contractual Fee Waiver	(0.10)%*	--	--
Net Expenses	0.75%	0.925%	0.925%

* Effective April 1, 2003, the Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.10% for such period as the fee payable by the Fund under its administrative services agreement is 0.35%.

+Other Expenses are based on actual amounts that each Fund incurred during its most recent fiscal year. This item may fluctuate from year to year based on a Fund's investment operations and asset size.

Examples

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

8

These Examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Fund for Government Investors	$ 77	$ 240	$ 417	$ 930
Maryland Tax-Free Portfolio	$ 94	$ 295	$ 512	$ 1,137
Virginia Tax-Free Portfolio	$ 94	$ 295	$ 512	$ 1,137

FUND MANAGEMENT

Investment Adviser
Money Management Advisers, Inc. ("Adviser"), a Delaware corporation located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the Funds' investment adviser. Prior to January 1, 2002, the Adviser was a District of Columbia limited partnership known as Money Management Associates, L.P. The Adviser is a wholly-owned subsidiary of FBR National Trust Company ("FBR National"), the Fund's administrator, custodian, fund accounting and transfer agent.  The Adviser and FBR National are both wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc.

Established in 1974, the Adviser is registered with the Securities and Exchange Commission ("SEC") as an investment adviser and has served as the Funds' adviser since they commenced operations. Subject to the general supervision of the Funds' Board of Trustees, the Adviser manages the investment and reinvestment of the assets of the Fund and is responsible for the overall management of the Funds' business affairs.

As of January 31, 2004, the Adviser (who manages four no-load mutual funds) and its asset management affiliates, manage approximately $TBD billion of gross assets (including leverage) for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations, and private partnerships.

Under an agreement with the Adviser, the Funds pay a management fee at an annual rate based on each Fund's net assets as follows:

Money Market Fund	0.50% of the first $500 million; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the net assets over $1 billion.
Fixed Income Funds	0.375%

For the year ended December 31, 2003, pursuant to an agreement between the Funds and the Adviser, for the advisory services performed, the Adviser received 0.50% of the average daily net assets of the Fund for Government Investors and 0.625% of the average daily net assets of  the Maryland and Virginia Funds.  Effective March 1, 2004, the Adviser has contractually agreed to a reduction of this fee to  0.375% of the average daily net assets of the Fixed Income Funds, pursuant to an agreement between the Funds and the Adviser dated February 28, 2004.

Investment Subadviser
The Adviser, on behalf of the Fixed Income Funds, has retained Asset Management, Inc. ("AMI"), located at 5530 Wisconsin Avenue, Suite 1500, Chevy Chase, Maryland 20815, to serve as the investment subadviser to the Funds. As the Funds' subadviser, AMI continually conducts investment research and supervision for the Funds, and is responsible for the purchase and sale of the Funds' investments.  AMI was formed in 1977 and is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.   As of January 31, 2004, AMI manages approximately $TBD million in assets on behalf of the Funds and other clients such as individuals, institutions and private partnerships.  Arthur A. Adler, Jr. is the sole director of AMI and its president and founder.  Mr. Adler, along with Craig A. Pernick, Vice President, and Michael S. Gildenhorn, Executive Vice President, comprise the portfolio management team for the Funds.

For these services, the Adviser (and not the Funds) pays AMI a fee out of the Adviser's advisory fee.

 9

INVESTING IN THE FUNDS

All purchases and redemptions of a Fund's shares are made at the Fund's net asset value next determined after receipt of the order. You pay no sales charges to invest in the Funds.

DETERMINATION OF NET ASSET VALUE

Your price for Fund shares is the Fund's net asset value per share, which is computed daily as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a "Business Day"), and in the case of the Money Market Fund, the Federal Reserve Banks are open (a "Bank Business Day"). In order to receive same day dividends for the Money Market Fund, your purchase request must be received by 12:00 p.m., Eastern Time. Each Fund determines its net asset value by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares outstanding. The Fixed Income Funds' investments are valued based on market value.  When market quotations are not readily available, the Funds use fair value as determined under procedures established by the Board of Trustees. The Money Market Fund's portfolio securities are valued at their amortized cost. Amortized cost of an instrument is determined by valuing it at cost at the time of purchase, and, thereafter, accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Purchase orders received by Integrated Fund Services, Inc. ("Integrated" or the "Transfer Agent"), FBR Investment Services, Inc. (the "Distributor"), or any dealer that has a sales agreement with the Distributor (an "Authorized Broker-Dealer") prior to the close of regular trading on the NYSE on any Business Day, are priced according to applicable net asset value determined on that date.  Purchase orders received after the close of regular trading on the NYSE are priced as of the time the net asset value is next determined.

HOW TO BUY SHARES

GENERAL

You may buy shares of the Funds on any Business Day. The minimum initial investment is $2,000. For an investment in an IRA or pension, profit-sharing or other employee benefit plan ("Retirement Plans") the minimum initial investment is $1,000.. Subsequent investments must be at least $100. The Funds reserve the right to reject any purchase order or vary the initial and subsequent investment minimums at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

BUYING SHARES THROUGH THE DISTRIBUTOR, OTHER AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

You may buy shares through a brokerage account maintained with the Distributor or any Authorized Broker-Dealer. If you buy shares this way, the price will be the Fund's net asset value next determined after a purchase order is received by the Distributor or an Authorized Broker-Dealer. Payment is generally due on the next business day.  Please also note that you must provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Federal Tax Considerations."

10

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check, Federal Reserve Draft or wire Federal Funds. The Distributor or an investor's Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to effect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, "Investment Professionals") may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus. You should contact your Investment Professional concerning these fees and conditions (if any). Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

The Adviser of its affiliates may make payments to broker-dealers for certain administrative services provided in connection with the Funds.

BUYING SHARES THROUGH THE TRANSFER AGENT

To purchase shares through the Transfer Agent, you should complete the application (the "Account Application") accompanying this Prospectus and forward it with payment by check or Federal Reserve Draft payable to the order of "The FBR Funds" c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. You may make additional purchases of shares by mailing a check or Federal Reserve Draft payable to the order of "The FBR Funds" to the same address. The name of the Fund must appear on the check or Federal Reserve Draft.  Federal Reserve Drafts are available at national banks or any state bank that is a member of the Federal Reserve System. If you pay for shares by check, the shares will be priced at the net asset value next determined after the Transfer Agent receives the check in proper form. No cash, money orders, traveler's checks, third party checks, credit card checks, future or post-dated checks including stale-dated checks, counter or starter checks and checks payable on a non-U.S. bank, credit union or financial institution will be accepted.

You may also buy shares by having your bank or broker wire Federal Funds to the Transfer Agent. The bank or broker may charge you a fee for this service. If you are sending Federal Funds by wire for an initial investment, please call the Transfer Agent at 888.888.0025 for instructions. You will still need to fully complete and sign the Account Application and mail it to us at the address shown above. The Transfer Agent will not process redemptions until it receives a fully completed and signed Account Application.

You should also notify the Transfer Agent before wiring funds for additional purchases.

IN-KIND PURCHASES

You may buy shares of the Funds "in-kind" through a transfer of securities as payment for the shares, if approved in advance by the Adviser. Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund's investment objective and policies, and must have readily available market quotations. The securities will be valued in accordance with the Funds' policy for calculating net asset value, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided in the sole discretion of the Adviser. If you are considering buying shares in this manner, please call 888.888.0025.

SYSTEMATIC INVESTMENT PLAN

The Systematic Investment Plan allows you to buy shares of a Fund at regular intervals. If your bank or other financial institution allows automatic withdrawals, you may buy shares by having a designated account debited in the specified amount once a month, on or about the twentieth day of the month. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be used for participation in the Systematic Investment Plan. If you want to participate in the Systematic Investment Plan, please call the Transfer Agent at 888.888.0025 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Systematic Investment Plan involves the continuous investment in a Fund regardless of fluctuating price levels of the Fund's shares, you should consider your financial ability to continue to purchase through periods of low price levels. The Funds may modify or terminate the Systematic Investment Plan at any time or charge a service fee. No fee is currently charged or contemplated.

11

HOW TO REDEEM SHARES

GENERAL

You may redeem (sell) your shares on any Business Day. When a Fund receives a request in proper form, it will redeem the shares at the next determined net asset value.

Each Fund will make payment for all shares redeemed within seven days after it receives a redemption request in proper form.  Ordinarily payment will be made within three days.  However, if you purchased Fund shares by check and then submit a redemption request by mail, the redemption proceeds will not be paid until your check has cleared, which may take up to 15 days.

Your account may be redeemed after 60 days' written notice to you if your account's net asset value has fallen below $1,000 due to redemptions. If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over $1,000. You will not be required to redeem your account that has fallen below $1,000 due to market fluctuations.

REDEMPTION FEE (Fixed Income Funds only)

The Funds generally do not impose any charges when you redeem your shares. However, if you redeem or exchange shares within 90 days or less of buying them, the Funds will charge a redemption fee of 1% of the amount redeemed. The redemption fee is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading. To calculate the redemption fee, the Funds will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. The fee is not imposed on the redemption of shares acquired by reinvestment of dividends or distributions of a fund or shares held in certain omnibus accounts and in certain retirement and profit-sharing plans.

REDEEMING THROUGH THE DISTRIBUTOR, AUTHORIZED BROKER-DEALERS OR INVESTMENT PROFESSIONALS

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person or by telephone, mail or wire. As the Funds' agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares' net asset value next computed after the Distributor or Authorized Broker-Dealer receives your request. Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account within three days. The Distributor and Authorized Broker-Dealers are responsible for promptly sending redemption requests to the Transfer Agent.   You may also place redemption requests through an Investment Professional, who might charge a fee for this service.

REDEEMING THROUGH THE TRANSFER AGENT

REDEMPTION IN WRITING.  If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: The FBR Funds, c/o Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio  45201-5354.  Include the following information in your redemption request:

  the name of the Fund and account number you are redeeming from;

  your name(s) and address as it appears on your account;

  the dollar amount or number of shares you wish to redeem;

  your signature(s) as it appears on your account registration; and

  a daytime telephone number.

All persons in whose names the shares are registered must sign any request for redemption. We require a signature guarantee if the proceeds of the redemption would exceed $50,000, if the proceeds are not to be paid to the record owner at the address of record, or if the shareholder is a corporation, partnership, trust or fiduciary. We accept signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a MEDALLION program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING WILL NOT BE ACCEPTED. If you redeem shares within 30 days of a change in your address of record, a signature guarantee will be required. You may call the Transfer Agent at 888.888.0025 to determine whether a particular institution is eligible to guarantee your signature.

12

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, additional documentation of authority is required for a redemption by a corporation, partnership, trust, fiduciary, executor or administrator.

REDEMPTION BY TELEPHONE/PAYMENT BY WIRE TRANSFER.  You may redeem shares by telephone if you elected this option on your initial Account Application, or if you have filed a Telephone Authorization with the Transfer Agent. You may obtain a Telephone Authorization from the Transfer Agent by calling 888.888.0025.

If you redeem shares by telephone, we will mail a check for the redemption proceeds to your registered address unless you have designated in your Account Application or Telephone Authorization that redemption proceeds are to be sent by wire transfer to a specific checking or savings account. In that case, if we receive a telephone redemption request before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), we will wire the redemption proceeds to your bank account on the next day that a wire transfer can be effected. We charge a transaction fee of $15.00 for payments by wire. The Distributor and the Transfer Agent reserve the right to refuse a telephone redemption if they consider doing so appropriate.

During times of drastic economic or market conditions, you may find it difficult to contact the Distributor or Authorized Broker-Dealers by telephone to request a redemption of Fund shares. In those cases, you should consider using the other redemption procedures described above. However, if you use these other redemption procedures, your redemption request may be processed at a later time than it would have been if you had redeemed your shares by telephone. During the delay, a Fund's net asset value may fluctuate.

The Funds will take measures to make sure that telephone instructions are genuine. These measures may include asking for your name, account number, social security or other taxpayer ID number and other relevant information, and following up with a written confirmation to the address of record. If the Funds do not use such procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. If appropriate measures are taken, neither the Fund nor the Transfer Agent will be responsible for any losses that may occur to any account due to an unauthorized telephone call.

REDEMPTION IN-KIND

The Funds reserve the right to make a "redemption in-kind" payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund's assets).

AUTOMATIC WITHDRAWAL

The Funds have an automatic withdrawal program, which allows you to withdraw a specified dollar amount (minimum of $100) on either a monthly or quarterly basis if you have a $10,000 minimum account balance. We will redeem shares in your account for this purpose. As with other redemptions, we will charge a 1% fee for shares held 90 days or less in the Fixed Income Funds only (see "Redemption Fee"). You may obtain an application for automatic withdrawal from the Distributor or the Transfer Agent. You may cancel the automatic withdrawal at any time. The Funds or the Transfer Agent may modify or terminate this option at any time.

CHECKWRITING PRIVILEGES

You may also elect to redeem shares by draft check made payable to the order of any person or institution against your money market account (FBR Fund for Government Investors). Upon the Fund's receipt of a completed signature card, you will be supplied with draft checks that are drawn on your Fund account and are paid through Bank of New York. All account owners and authorized signers much sign the card.  Please note that you may not close your account by draft check.

The Fund reserves the right to change or suspend the checking service and to charge for the reorder of draft checks. These checks cannot be certified, nor can these checks be negotiated for cash at Bank of New York. There will be a $4 charge for each stop payment request on draft checks.

13

SHAREHOLDER SERVICES

TAX-SHELTERED RETIREMENT PLANS

The Funds offer their shares to retirement plans, including IRA plans for individuals and their non-employed spouses, IRA plans for employees in connection with employer sponsored SEP, SAR-SEP and SIMPLE IRA plans, 403(b) plans and defined contribution plans such as 401(k) Salary Reduction Plans. You may obtain detailed information concerning these plans from the Transfer Agent, including information on fees and taxes. You should read this information carefully, and it may be advisable for you to consult a tax adviser.

EXCHANGE PRIVILEGE

You may exchange your shares of a Fund for shares of another Fund described in this Prospectus or for shares of any of the following FBR Funds:

Small Cap Financial	Large Cap Technology
Large Cap Financial	Small Cap Technology
Small Cap	American Gas Index

You should obtain and read the current Prospectus of the Fund you want to acquire in an exchange by calling 888.888.0025. Please note that proceeds of shares exchanged within 90 days or less of purchase will be subject to a 1% redemption fee. The Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent. You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege. You may add a telephone exchange feature to an existing account that previously did not provide for this option. A Telephone Exchange Authorization Form for this purpose is available from the Transfer Agent. Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

If you do not currently own shares of the Fund whose shares you wish to acquire, we will establish a new account with the same registration, dividend and capital gains options as your current account. If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above. See "Redemption In Writing."

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new Fund, the dollar value of shares acquired must meet the Fund's minimum investment for a new account; if the exchange is to an existing account, the dollar value must equal or exceed the Fund's minimum for subsequent investments.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

OTHER IMPORTANT INVESTMENT INFORMATION

DISTRIBUTION FEES - Fixed Income Funds Only

The Fixed Income Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act which allows the Funds to pay distribution fees for the sale and distribution of its shares. Under these plans, each Fund pays a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Dividends of the Funds are declared each day the Funds are open for business and paid monthly.  Capital gains, if any, will be distributed on an annual basis usually in November or December. Account statements showing dividends paid will be mailed to shareholders monthly. Dividends reflect daily net income, which generally consists of accrued interest and accretion of discount less amortization of premium and expenses of the Fund. The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").

14

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAX CONSIDERATIONS

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the Statement of Additional Information.  You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Distributions of long-term gains from sales by a Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

15

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES OR EXCHANGES

If you sell shares of the Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, a Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

16

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that you would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. The figures shown for each Fund include information of such corresponding predecessor for the periods prior to the reorganization of the Funds as a series of The FBR Funds on February 27, 2004.

FBR Fund for Government Investors

	For The Years Ended December 31,
	2003	2002	2001	2000	1999
Per Share Operating Performance: Net Asset Value - Beginning of Year...............		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from Investment Operations: Net Investment Income...............................		0.01	0.03	0.05	0.04

Distributions to Shareholders: From Net Investment Income.....................		(0.01)	(0.03)	(0.05)	(0.04)

Net Asset Value - End of Year.........................		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return..........................................		1.03%	3.25%	5.27%	3.97%
Ratios to Average Net Assets: Expenses........................................................... Net Investment Income....................................		0.75% 1.03%	0.75% 3.25%	0.75% 5.17%	0.74% 3.90%
Supplementary Data: Number of Shares Outstanding at End of Year with a Net Asset Value of $1 (in thousands).............................		454,247	484,682	555,711	492,627

17

FBR Maryland Tax-Free Portfolio

	For The Years Ended December 31,
	2003	2002	2001	2000	1999
Per Share Operating Performance: Net Asset Value, Beginning of Year.........................		$10.93	$ 10.93	$ 10.55	$ 11.23

 Income from Investment Operations:
    Net Investment Income.............................................
    Net Realized and Unrealized Gain (Loss) on
       Investments.............................................................

		0.47 0.39	0.49 0.00*	0.51 0.38	0.50 (0.68)
Total from Investment Operations.....................		0.86	0.49	0.89	(0.18)
Distributions to Shareholders: From Net Investment Income.. From Net Realized Gain...........................................		(0.47) (0.01)	(0.49) -	(0.51) -	(0.50) -
Total Distributions to Shareholders	(0.48)		(0.49)	(0.51)	(0.50)
Net Increase (Decrease) in Net Asset Value...........	0.38		-	0.38	(0.68)
Net Asset Value, End of Year......................................		$ 11.31	$ 10.93	$ 10.93	$ 10.55
Total Investment Return...............................................		8.01%	4.50%	8.64%	(1.63)%

Ratios and Supplemental Data:
 Net Assets at End of Year (in thousands)...........
 Ratio of Expenses to Average Net Assets..............
 Ratio of Net Income to Average Net Assets...........
Portfolio Turnover Rate................................................

		$42,314 0.92% 4.25% 17%	$39,957 0.93% 4.43% 17%	$39,500 0.93% 4.76% 7%	$42,132 0.93% 4.59% 12%

*  The per share realized and unrealized loss is less than $0.01.

18

FBR Virginia Tax-Free Portfolio

                                                                                                                                                 For The Years Ended December 31,

	2003	2002	2001	2000	1999
Per Share Operating Performance: Net Asset Value, Beginning of Year.........................		$ 11.05	$ 11.13	$ 10.49	$ 11.42

Income from Investment Operations: Net Investment Income.............................................		0.46	0.49	0.50	0.50
Net Realized and Unrealized Gain (Loss) on Investments.............................................................		0.54	(0.08)	0.64	(0.91)
Total from Investment Operations..		1.00	0.41	1.14	(0.41)
Distributions to Shareholders: Dividends (from net investment income)............... Distributions (from capital gains)............................		(0.46) -	(0.49) -	(0.50) -	(0.50) (0.02)
Total Distributions to Shareholders.................		(0.46)	(0.49)	(0.50)	(0.52)
Net Increase (Decrease) in Net Asset Value.............		0.54	(0.08)	0.64	(0.93)
Net Asset Value, End of Year......................................		$ 11.59	$ 11.05	$ 11.13	$ 10.49
Total Investment Return...............................................		9.25%	3.67%	11.15%	(3.75)%
Ratios and Supplemental Data
Net Assets at End of Year (in thousands)...........		$32,373	$30,229	$28,898	$28,926
Ratio of Expenses to Average Net Assets..............		0.92%	0.92%	0.92%	0.93%

Ratio of Net Income to Average Net Assets...........		4.09%	4.35%	4.67%	4.51%
Portfolio Turnover Rate..............................................		19%	22%	8%	26%

19

ADDITIONAL INFORMATION

THE FBR FUNDS
Money Market Fund
Fixed Income Funds

Additional information about the Funds is available free of charge, upon request, in the following forms:

- Statement of Additional Information--additional information about the Funds' operations. The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

- Annual Report--additional information about the Funds' investments and a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

- Semi-Annual Report--additional information about the Fund's investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:       888.888.0025

By mail:                  The FBR Funds
                                Money Market Fund and Fixed Income Funds
                                4922 Fairmont Avenue
                                Bethesda, Maryland 20814

On the Internet:    www.fbr.com\funds\

Information about the Funds (including the Funds' Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission's ("SEC") Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 202.942.8090. Reports and other information about the Fund are available on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21503

20

THE FBR FUNDS

FBR Large Cap Financial Fund
FBR Small Cap Financial Fund
FBR Small Cap Fund
FBR Large Cap Technology Fund
FBR Small Cap Technology Fund
FBR American Gas Index Fund

1001 Nineteenth Street North, Arlington, Virginia 22209
888.888.0025

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2004

This Statement of Additional Information is not a Prospectus.  It should be read in conjunction with the Funds' Prospectus, dated February 28, 2004.   A copy of the Fund's Prospectus may be obtained without charge by writing or telephoning the Fund at the above address or telephone numbers.

The audited financial statements of the Funds' for the fiscal year ended December 31, 2003, are included in the Funds' 2003 Annual Reports to Shareholders, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  Copies of the Funds' 2003 Annual Reports are available, without charge, by request by writing or telephoning the Funds at the address or telephone number shown above

Page

Fund Organization	3
Investments and Risks
FBR Large Cap Financial Fund
FBR Small Cap Financial Fund
FBR Small Cap Fund
FBR Large Cap Technology Fund
FBR Small Cap Technology Fund
FBR American Gas Index Fund
Investment Limitations and Restrictions
FBR Large Cap Financial Fund
FBR Small Cap Financial Fund
FBR Small Cap Fund
FBR Large Cap Technology Fund
FBR Small Cap Technology Fund
FBR American Gas Index Fund
Valuation of Portfolio Securities	17
Performance	18
Additional Purchase and Redemption Information	19
Dividends and Distributions	20
Taxes	20
Trustees and Officers	21
Trust Management and Administration	23
Experts
Financial Statements
Description of Shares	29
Shareholder and Trustee Liability	29
Proxy Voting Policy
Control Persons and Principal Holder of Securities	30

Additional Information	43

Appendix A	1

FUND ORGANIZATION

The FBR Funds (the "Trust") is an open-end management investment company organized as a statuatory trust under the laws of Delaware. The Trust currently consists of nine series of units of beneficial interest ("shares"), six of which are described in this SAI.  The series described in this SAI are the FBR Large Cap Financial Fund, FBR Small Cap Financial Fund, FBR Small Cap Fund, FBR Large Cap Technology Fund, and FBR Small Cap Technology Fund, each of which is a non-diversified fund; and the FBR American Gas Index Fund which is a diversified fund.  Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Funds should be made without first reading the Prospectus.

Prior to February 27, 2004, the Funds, except for the FBR American Gas Index Fund, were series of the FBR Family of Funds, a Delaware statutory trust ("FoF"). Prior to February 27, 2004, the FBR American Gas Index Fund, Inc. was organized as a Maryland corporation ("AGI"). On February 27, 2004, each of the portfolios of FoF and AGI were reorganized as separate series of the Trust. In addition, as of February 28, 2004, the following Funds changed their names as follows: FBR Financial Services Fund (to FBR Large Cap Financial Fund), FBR Small Cap Value Fund (to FBR Small Cap Fund), and FBR Technology Fund (to FBR Large Cap Technology Fund). The portfolios of FoF and AGI that were reorganized into series of the Trust are referred to in this SAI collectively as the "Predecessor Funds." All data and information in this SAI with respect to a Fund includes information from the periods covered by such Fund's corresponding Predecessor Fund, as applicable.

INVESTMENTS AND RISKS

The following descriptions supplement the descriptions of the investment policies of each Fund set forth in the Prospectus. Each Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this SAI.

Short-Term Debt Obligations. The Funds may invest in short-term instruments which may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of the U.S. banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity.  Money market instruments may carry fixed, variable, or floating interest rates.  A security's credit may be enhanced by a bank, insurance company, or other entity.  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result. With respect to each Fund there may be times when, in the opinion of the Adviser or Sub-Adviser, adverse market conditions exist, and it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund's normal investment programs.  Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that a Fund's assets are so invested, they will not be invested so as to meet its investment objective.

U.S. Treasury Securities.  U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

 Government Agency Securities. Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Bank, and the Federal Farm Credit System Banks.

Government-Sponsored Enterprises. Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These entities were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. The Federal National Mortgage Association and Fannie Mae are examples of government-sponsored enterprise securities.

Risks Associated with Investing in U.S. Government Securities. The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, there is minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (some are guaranteed), they also offer little credit risk.

However, another type of risk that may effect the Fund is  interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of any U.S. Government securities held by the Fund, while a decline in interest rates would generally increase the market value of these investments.

Bank Money Market Instruments. Bank money markets are short-term obligations of depository institutions which provide high liquidity and a relatively risk-free way to earn interest on cash reserves.

Risks of Bank Money Market Instruments.  Bank deposits and CDs are insured to $100,000 per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation ("FDIC"), and by the National Credit Union Administration ("NCUA"). The FDIC and NCUA are federally sponsored agencies.

Repurchase Agreement.  A repurchase agreement is an agreement where a Fund acquires a debt security from a commercial bank or broker/dealer with the understanding that the Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day). Essentially, a repurchase agreement may be considered a loan backed by securities. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Fund.  In these transactions, the value of the securities acquired by the Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the Fund's custodian bank until repurchased.

Reasons to Use Repurchase Agreements. The Fund may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and government-sponsored enterprises: (i) for defensive purposes due to market conditions; or (ii) to generate income from the Fund's excess cash balances.   The Funds will only enter into repurchase agreements with member banks of the Federal Reserve system or primary dealers of U.S. Government securities.

Risks of Repurchase Agreements. The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds.  Consequently, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Funds' investment adviser acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

Reverse Repurchase Agreements.  Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions.  Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high-grade debt securities.  Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

Illiquid Investments and Restricted Securities. Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities which do not meet the criteria for liquidity established by the Trust's Board of Trustees.  Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Adviser or Sub-Adviser determines the liquidity of each Fund's investments and, through reports from the Adviser, the Board of Trustees monitors investments in illiquid instruments.  In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment).  Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  Also, the Adviser or the Sub-Adviser may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid.  In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.  The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 ( "Rule144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Trustees determine the liquidity of certain restricted securities, including Rule 144A securities and foreign securities.

The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Trustees. The Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A securities as well as any determinations as to their liquidity.

Securities Lending. Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities.  A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Fund or the borrower at any time.  While a Fund will not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment.  A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.  Each Fund will limit its securities lending to 33 1/3% of total assets, except for the FBR American Gas Index Fund which will limit its securities lending to 30% of total assets.

Risks of Securities Lending. Each Fund will enter into securities lending and repurchase transactions only with nationally recognized brokers, banks, dealers or other financial institutions.  In the event of a default or bankruptcy by a seller or borrower, the Fund will promptly liquidate collateral.  However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller's or borrower's obligation, the Fund could suffer a loss.

Borrowing.  Each Fund may enter into commitments to purchase securities in accordance with their investment programs, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of each Fund's total assets.  Additionally, each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of each Fund's total assets at the time when the loan is made.

The following Investments and Risks apply to all Funds except the FBR American Gas Index Fund.

Convertible Securities.  The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

Asset-Backed Securities.  Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Mortgaged-Backed Securities.  The Funds may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property.  ("Mortgage-Backed Securities").

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("Ginnie Mae") and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Adviser or Sub-Adviser purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities' return to a Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue.  Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. This guarantee is backed by the full faith and credit of the United States.  Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are guaranteed as to timely payment of the principal and interest by Fannie Mae.  Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government-sponsored organization owned entirely by private stockholders.  Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also knows as "Freddie Mac PC's").  Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans ("CFOs" and "REMICs") and derivative multiple-class mortgage-backed securities ("Stripped Mortgage-Backed Securities" or "SMBSs").

Structured Securities.  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service ("IRS") nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate.  Some variable or floating rate securities have put features.

Swap Agreements.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Swap agreements can take many different forms and are known by a variety of names. The Funds are not limited to any particular form of swap agreement if the Adviser or Sub-Adviser determines it is consistent with a Fund's investment objective and policies.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another.  For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.  Each Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities.  The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.  Indexed securities may be more volatile than the underlying instruments.

Stripped Securities.  The Funds may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").  These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the Funds.

Zero Coupon Bonds.  The Funds may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires a Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities.  In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Real Estate-Related Investments.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.  Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Lower-Rated Debt Securities.  The Funds may purchase lower-rated debt securities, commonly referred to as "junk bonds" (those rated below the fourth highest grade by a nationally recognized statistical ratings organization ("NRSRO") and non-rated securities judged by the Adviser or the Sub-Adviser to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring.  Past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund's ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Adviser's research and credit analysis are an especially important part of managing securities of this type held by the Funds.  In considering investments for the Funds, the Adviser or the Sub-Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.  The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Loans and Other Debt Instruments.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Funds in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary.  Direct debt instruments may also include standby financing commitments that obligate the Funds to supply additional cash to the borrower on demand.

Foreign Investment.  The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") and securities purchased on foreign securities exchanges and over-the-counter.

Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

Other permissible investments include: Eurodollar Certificates of Deposit ("ECDs"), which are U.S. Dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. Dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits ("CTDs"), which are U.S. Dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Such investments may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.  Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. Dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons.  Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Transactions.  Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.  A Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Fund may use currency forward contracts for any purpose consistent with its investment objective.  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.  The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. Dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received.  This technique is sometimes referred to as a "settlement hedge" or "transaction hedge."  The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the Sub-Adviser.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. Dollars to hedge against possible declines in the Euro's value.  Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  A Fund could also hedge the position by selling another currency expected to perform similarly to the Euro.  This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. Dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in Euro, the Fund could enter into forward contracts to sell Euro and purchase Japanese Yen.  This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts.  As required by Commission guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.  The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Adviser's skill in analyzing and predicting currency values.  Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as anticipated.  For example, if a currency's value rose at a time when the Adviser had hedged a Fund by selling that currency in exchange for U.S. Dollars, the Fund would be unable to participate in the currency's appreciation.  If a Fund hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts. The Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  A Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

A Fund's ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts.  A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  A Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets.  In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed one third of the Fund's total assets.  Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

The Trust, on behalf of each Fund, has undertaken to restrict its futures contract trading as follows: first, a Fund will not engage in transactions in futures contracts for speculative purposes; second, a Fund will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, a Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; and fourth, a Fund will submit to the CFTC special calls for information.  Accordingly, registration as a commodities pool operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if a Fund "covers" a long position.  For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.  In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions.  For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  When a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

Risk Factors in Future Transactions.  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by a Fund are only for hedging purposes, it is expected that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Options.  The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options.  A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered Put Options.  A Fund may write covered put options in order to enhance its current return.  Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.  A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options.  A Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay.  These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options on Foreign Securities.  The Funds may purchase and sell options on foreign securities if the Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives.  It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities.  However, position limits and other rules of foreign exchanges may differ from those in the U.S.  In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks Involved in the Sale of Options.  Options transactions involve certain risks, including the risks that the Adviser will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Adviser to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Adviser believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Adviser may be considered such a group.  These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

Special Expiration Price Options.  The Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that the Adviser believes will increase or decrease in value generally as a group.  In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless.  A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised.  Brokerage commissions and other transaction costs will reduce a Fund's profits if the special expiration price options are exercised.  A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS.  The Small Cap Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs").  LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount.  The Small Cap Fund will not purchase these options with respect to more than 25% of the value of its net assets.

LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price.  However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

Short Sales.  Each Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Investment Company Securities.  Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.  The Adviser will waive its investment advisory fees as to all assets invested in other investment companies.  Because such other investment companies employ an investment adviser, such investment by a Fund will cause shareholders to bear duplicative fees, such as management fees, to the extent such fees are not waived by the Adviser.

When-Issued Securities.  Each Fund may purchase securities on a when-issued or delayed delivery basis.  These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time.  When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund's commitment.  Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt.  A Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage.  In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Rights and Warrants.  The Large Cap Technology Fund and Small Cap Technology Fund ("Technology Funds") may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of warrants involves the risk that the Technology Funds could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Discussion of Index Methodology - FBR American Gas Index Fund. The American Gas Association Stock Index (the "Index") is comprised of the common stock of approximately 70 publicly traded companies headquartered in the United States, including members of the American Gas Association ("A.G.A.").  These companies are engaged in the distribution and/or transmission of natural gas.  The actual computations required to produce the Index are performed by AUS Consultants Utility Services ("AUS") for A.G.A. pursuant to a contractual agreement between A.G.A. and AUS.  A.G.A. has ultimate responsibility to ensure that AUS's calculations are performed according to its Administrative Services Agreement with Fund.

The Index is computed by multiplying the number of outstanding shares of common stock of each A.G.A. member company by the closing market price per share at the Index date.  This product then is multiplied by the percentage of each company's assets devoted to natural gas distribution and transmission.  This process, completed at least annually, is done to recognize the natural gas component of the company's asset base.  The result is each company's "gas market capitalization value".  The sum of all the companies' "gas market capitalization values" is totaled.  This summation results in a base number called the "industry's gas market capitalization value".  Each company's stock percentage within the Index is determined by dividing the company's "gas market capitalization value" by the "industry's gas market capitalization value".  The "gas market capitalization value" for each company will be recalculated at least quarterly.  In computing the Index, individual stocks will be limited to no more than 5% of the Index. Therefore in calculating the Index, any representation in the Index exceeding 5% will be reallocated.  FBR Fund Advisers, Inc. (the "Adviser") seeks to purchase sufficient shares of each company's stock such that its proportion of the Fund's assets will substantially equal that stock's proportion of the Index. The Adviser will monitor the Fund's securities holdings so that those holdings reflect the composition of the Index. As market conditions dictate, and as significant shareholder purchases and redemptions occur, the Adviser will buy or sell stocks to maintain holdings of each stock to reflect proper weightings within the Index. In both rising and falling markets, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the Index.  For the fiscal year ended March 31, 2003, the Fund achieved an 99.8% correlation. Since the Index weightings change in very small amounts during the trading day, continual small adjustments would be needed to track the Index exactly.  Furthermore, purchases and sales of every stock within the Index would be necessary as contributions and redemptions to the Fund are made.  To minimize brokerage and transaction expenses, the Adviser will make adjustments to the Fund in accordance with the following methodology.  Comparison of the actual composition of the Fund to the theoretical target will be made daily.  Generally, adjustments to the holdings of any single stock will be made at least weekly whenever the actual proportion of that stock in the Fund varies by more than 0.5% of the weighting of that stock in the Index.  The percentage of each stock holding is based on the Fund's net asset value.  For example, if Stock A represented 3% of the total weighting in the Index at the close of business, adjustments to the holdings of Stock A will be made if the value of Stock A is greater than 3.5% or less than 2.5% of the net assets.  Adjustments may be made at other times even though these tolerances are not exceeded if the adjustment can be made without incurring unreasonable transaction expenses.

INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment limitations are fundamental with respect to the Funds and may not be changed without prior approval of a majority of the Funds' outstanding voting shares.   As defined in the Investment Company Act of 1940, the term "majority" means the vote of the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

The Funds May Not:

1.   Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.   Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.

4.   Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions. Such a borrowing may be in an amount not to exceed 33 1/3%, except the American Gas Index Fund which may not exceed 30%, of the value of the Fund's total assets at the time of borrowing or such other percentage permitted by law.

5.   Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6.   Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities.

7.   With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8.   Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be invested in the securities of one or more conducting their principal business activities in the same industry, except that

(a)   with respect to the Financial Services Funds, purchase the securities of any issuer if, as a result, less than 25% of a Fund's total assets would be invested in the securities of issuers principally engaged in the financial services group of industries;

(b)   with respect to the Technology Funds, purchase the securities of any issuer if, as a result, less than 25% of the Fund's total assets would be invested in the securities of issuers principally engaged  in the technology group of industries;

(c)   with respect to the American Gas Index Fund, purchase the securities of any issuer if, as a result, less than 25% of the Fund's total assets would be invested in the securities of issuers principally engaged in the utilities industry.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Non-Fundamental Restrictions of the Funds:

The following restrictions with respect to the Funds are not fundamental and may be changed by the Board of Trustees without the approval of shareholders:

1.   No Fund will purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

2.   No Fund will invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.  This restriction does not apply to the Technology Funds.

3.   No Fund will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under the 1933 Act  ("Restricted Securities"), shall not be deemed illiquid solely by reason of being unregistered. The Adviser or the Sub-Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

4.   No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

5.   Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies, as defined by the 1940 Act.

General.  The policies and limitations listed above supplement those set forth in the Prospectus.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act).  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.  If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

VALUATION OF PORTFOLIO SECURITIES

Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.  Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes.  Bid price is used when no asked price is available.  Short-term investments are carried at amortized cost, which approximates value.  Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees.  Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value ("NAV") of the Funds' shares.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees.  The Board of Trustees will review the method of valuation on a current basis.  In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased.  This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities.  Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost.  Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

Determination of Net Asset Value.  Each Fund's NAV is determined as of the end of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on days the NYSE is open for business.  In computing a Fund's NAV, all liabilities incurred or accrued are deducted from net assets.  The resulting net assets are divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

NYSE Closings.  The holidays (as observed) on which the NYSE is closed currently are:  New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotations
For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return.  Under rules adopted by the Securities and Exchange Commission (the "SEC"), Fund advertising stating performance must include total return quotes calculated according to the following formula:

                                P (1+T)n = ERV

Where:

P =  a hypothetical initial payment of $1,000.
T =  average annual total return.
n =  number of years.
ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Fund.  In calculating the ending redeemable value, all dividends and distributions by the Funds are assumed to have been reinvested at net asset value as described in the Prospectus for the Funds on the reinvestment dates during the period.  Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The Funds, from time to time, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return.  For example, in comparing the total return of the Fund with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500, Russell 2000 or Dow Jones Utilities Average, the Funds calculate their aggregate total return for the specified periods of time by assuming the investment of $10,000 in the Funds' shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.  Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.  Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under rules adopted by the SEC.

The average annual total returns of shares of the Funds for the one-year, five-year and ten-year or since inception  periods ending October 31, 2003 were as follows:

	Average Annual Total Return

Fund	One Year	Five Year	Ten Year	Since Inception*

Large Cap Financial Fund**	27.13%	9.68%	N/A	12.76%

Small Cap Financial Fund**	37.80%	20.77%	N/A	19.51%

Small Cap Fund**	49.27%	18.41%	N/A	17.04%

Large Cap Technology Fund	53.41%	N/A	N/A	5.77%

American Gas Index Fund	23.60%	3.15%	7.30%	N/A

*The Large Cap Financial Fund (or its Predecessor Fund), the Small Cap Financial Fund and the Small Cap Fund  (or its Predecessor Fund) commenced operations on January 3, 1997 and the Large Cap Technology Fund (or its Predecessor Fund) commenced operations on February 1, 2002.

**During the period shown, Class A shares of the Large Cap Financial Fund (or its Predecessor Fund), Small Cap Financial Fund and Small Cap Fund (or its Predecessor Fund) (the class that corresponds to the currently outstanding shares) were offered subject to a maximum initial sales charge of 5.5%.  The sales charge was terminated on December 10, 1998, and it is not reflected in the total return figures shown above.

Average Annual Total Return After Taxes on Distributions and Redemption Quotations
The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions.  This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

ATVD
Average Annual Total Return After Taxes =	[-------------- to the 1/nth power -1]
(after taxes on distributions)	P

Where: P =	a hypothetical initial payment of $1,000.
n =	number of years.
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

The Funds compute their average annual total return after taxes on distributions and redemption by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemption.  This is done by dividing the ending redeemable value after taxes on fund distributions and redemption of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

ATVDR
Average Annual Total Return After Taxes =	[------------- to the 1/nth power -1]
(after taxes on distributions and redemption)	P

Where: P =	a hypothetical initial payment of $1,000.
n =	number of years.
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The average annual total returns of shares after distributions and after distribution and redemption of the Funds for the one-year, five-year and ten-year or since inceptions periods ended October 31, 2003 were as follows:

Return After Taxes on Distributions

Fund	One Year	Five Year	Ten Year	Since Inception*

Large Cap Financial Fund	26.88%	8.69%	N/A	11.93%

Small Cap Financial Fund	36.80%	19.21%	N/A	18.31%

Small Cap Fund	49.27%	17.98%	N/A	16.53%

Large Cap Technology Fund	53.41%	N/A	N/A	5.77%

American Gas Index Fund	21.96%	0.32%	5.09%	N/A

Return After Taxes on Distributions and Redemption

Fund	One Year	Five Year	Ten Year	Since Inception*

Large Cap Financial Fund	16.35%	7.60%	N/A	10.44%

Small Cap Financial Fund	23.19%	16.51%	N/A	16.06%

Small Cap Fund	29.76%	15.34%	N/A	14.33%

Large Cap Technology Fund	32.26%	N/A	N/A	4.63%

American Gas Index Fund	14.15%	1.89%	5.31%	N/A

*The Large Cap Financial Fund (or its Predecessor Fund), the Small Cap Financial Fund and the Small Cap Fund (or its Predecessor Fund) commenced operations on January 3, 1997 and the Large Cap Technology Fund (or its Predecessor Fund) commenced operations on February 1, 2002.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares may be purchased or redeemed through FBR Investment Services, Inc., ("FBR Services" or "Distributor") account executives, other authorized dealers or directly through the Trust's sub-transfer agent Integrated Fund Services, Inc. ("Integrated"), P.O. Box 5354, Cincinnati, Ohio 45201-5354 . The minimum initial investment for each Fund is $2,000. Subsequent investments must be $100 or more. The minimum initial investment for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100.  Shares may be purchased at a price equal to their next determined NAV. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Redemption In-Kind.  Although each Fund intends to redeem shares in cash, each Fund reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund.  To the extent available, such securities will be readily marketable.  Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable.  The Funds have elected to be governed by Rule 18f-1 of the 1940 Act under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. A shareholder will incur brokerage costs in disposing of securities acquired when the redemption price is paid in whole or in part by a distribution of securities.

Suspension of Redemptions.  The right of redemption may be suspended or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (c) for such other periods as the SEC by order may permit to protect Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each Fund, except the American Gas Index Fund, ordinarily declares and pays dividends from its net investment income annually. The American Gas Index Fund ordinarily declares and pays dividends from its net investment income on a calendar quarterly basis. Each Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The amount of distributions may vary from time to time depending on market conditions and the composition of a Fund's portfolio.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund.

TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Fund's Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning.  This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General.  The Funds intend to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code.  As a regulated investment company, the Funds generally are exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year ("Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies ("Income Requirement").

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.

Distributions of net investment income received by the Funds from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares.  The Fund expects that capital gain dividends will be taxable to shareholders as long-term gain.  Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met.  Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds investing primarily in bonds and other debt instruments will not generally qualify for the lower rates.  Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made.  To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Funds will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

Disposition of Shares.  Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although the Funds expect to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments.  Special rules govern the Federal income tax treatment of financial instruments that may be held by the Funds.  These rules may have a particular impact on the amount of income or gain that a Fund must distribute to its shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

Original Issue Discount.  The Funds may purchase debt securities with original issue discount.  Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity.  Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Market Discount.  The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount.  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.

Hedging Transactions.  The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234.  Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt.  If the option expires, the premium is short-term capital gain to the Fund.  If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss.  Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by the Funds may result in "straddles" for U.S. Federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear.  Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

The Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles.  If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a Fund that did not engage in such hedging transactions.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed at the rate of tax applicable to ordinary income.

The diversification requirements applicable to a Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Constructive Sales.  IRS rules may affect the timing and character of gain if the Funds engage in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon a Fund's holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Foreign Shareholders.  The tax consequences to a foreign shareholder of an investment in the Funds may be different from those described herein.  Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.  Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Other Taxation.  The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates).  Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.  Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of a Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TRUSTEES AND OFFICERS

Board of Trustees.  Overall responsibility for management of the Trust rests with the Board of Trustees ("Trustees" or "Board"). Subject to the Trust's Trust Instrument, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out their responsibilities, including the appointment and removal of the Trust's officers. There are currently five Trustees, four of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

Information about the Trustees of the Trust is included in the following table. The address for each Trustee is 4922 Fairmont Avenue, Bethesda, MD 20814.

Name, Address and Age	Term of Office* and Length of Time Served**	Principal Occupation During Past 5 Years	Portfolios Overseen in the Trust and Fund Complex***	Other Directorships
Independent Trustees
Michael A. Willner, 45	Since June 2000	CEO AlphaGrip, Inc. January 2001 to present; President, New Traders, Inc. from September 1996 to December 2000.	10	None

F. David Fowler, 69	Since June 2000	Retired, 1997. Dean, The George Washington University School of Business and Public Management, 1992-1997.	10	MicroStrategy, Inc.

Larry R. Levitan, 62	Since September 2003	Retired; Oversight Board, Internal Revenue Service, September 2000 to present.	9	Choice Hotels International, Inc.

Charles O. Heller, 67	Since September 2003	Managing Director, Beacon Global Private Equity (venture capital firm), since 2003; Charles Heller Associates (management consulting), 1986 to present; Gabriel Venture Partners (venture capital firm), 2000-2003.	9	None

Interested Trustee+
David Ellison, 45 101 Federal Street Suite 2130 Boston, MA 02110	Since September 2003	Director, CEO and President, FBR Fund Advisers, Inc., since December 1999; Fund Manager, FBR Family of Funds since October 1996; and President Money Management Advisers, Inc., April 2001 - March 2002.	9	None

*    Trustees serve until their resignation, removal, or death, or until they reach the mandatory retirement age of 75 established by the Board.
**  Length of time served is measured from the earliest date of service as a Trustee of any of the Funds or the Predecessor Funds.
*** The "Fund Complex" consists of all mutual funds advised by Friedman, Billings Ramsey Group, Inc., ("FBR Group")
         and its affiliate advisers.
+        Mr. Ellison is considered to be an "Interested Trustee" of the Trust due to his position with FBR Fund Advisers.

The Trustees presently have an audit committee, a valuation committee, and a nominating committee, each of which are comprised of all of the Independent Trustees of the Trust: Messrs. Heller, Levitan, Willner and Fowler.  The function of the audit committee is to recommend independent auditors, pre-approve audit and certain non-audit services to be provided by the independent auditors to the Funds, and review and report on accounting and financial matters. The Board has adopted a written charter for the Audit Committee. The function of the valuation committee is to determine and monitor the value of the Funds' assets pursuant to the Trust's Valuation Procedures.  The function of the nominating committee is to nominate persons to serve as  Independent Trustees and to serve on committees of the Board. The Board does not have a policy related to considering nominees recommended by shareholders.  There were no meetings of the valuation or nominating committees during its most recent fiscal year end. The audit committee met once.

Remuneration of Certain Trustees and Executive Officers.  Each Independent Trustee receives an annual retainer of $5,000 and a fee of $1,000 for each regular meeting and $500 for each committee meeting attended, plus expenses, and $250 for each telephonic meeting attended. Officers of the Funds and Trustees who are interested persons of the Funds (if any) do not receive any compensation from the Funds or any other funds managed by the Adviser.  The following table sets forth information regarding compensation of Independent Trustees by the Trust for the fiscal year ended October 31, 2003.

Compensation Table

Name of Trustee	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex Paid to Trustees**

F. David Fowler	$ 35,594	N/A	N/A	$38,000

Michael A. Willner	$ 33,594	N/A	N/A	$36,000

Larry Levitan	$ 8,000	N/A	N/A	$ 8,000

Charles O. Heller	$ 8,000	N/A	N/A	$ 8,000

David Ellison	None	None	None	None

*  Amounts provided for the Trust include any payments to a Trustee when such Trustee was a Trustee of the Predecessor Funds.
**"Fund Complex" consists of all mutual funds advised by Friedman, Billings, Ramsey Group, Inc. ("FBR Group") and its affiliate advisers.

Officers of the Trust
The officers of the Trust, their ages, addresses and principal occupations during the past five years, are as follows:

Name, Address and Age	Position(s) Held With the Trust and Term of Office*	Principal Occupation During Past 5 Years

David H. Ellison, 45 101 Federal Street, Suite 2130 Boston, MA 02110	President	Director, CEO and President, FBR Fund Advisers, Inc. since December 1999; Fund Manager, FBR Family of Funds since October 1996. President, Money Management Associates, L.P., April 2001-March 2002.

Winsor H. Aylesworth, 56 101 Federal Street, Suite 2130 Boston, MA 02110	Executive Vice President	Portfolio Manager, FBR Fund Advisers, Inc. since September 1998; Vice President, Money Management Associates, L.P., April 2001-March 2002.

Bart Sanders, 39 4922 Fairmont Avenue Bethesda, MD 20814	Executive Vice President

Senior Vice President of Fund Operations, FBR Fund Advisers, Inc. since August 1999.  Head Trader for  FBR Fund Advisers, Inc., since January 1997; and Vice President, Money Management Associates, L.P. April 2001-March 2002.

Susan L. Silva, 36 4922 Fairmont Avenue Bethesda, MD 20814	Treasurer

Vice President, Mutual Fund Services, FBR National Trust Company since July 2002; Assistant Vice President, Fund Accounting, FBR National Trust Company since January 2001; Vice President and Controller of FBR Funds since July 2002. Employee of FBR National Trust Company since January 2000. Assistant Treasurer of Legg Mason Global Trust and Assistant Secretary of five Legg Mason Funds, 1998-1999; Fund Accounting Manager, Legg Mason, Inc. from 1996 through 1999.

Kimberly J. Ochterski, 29 4922 Fairmont Avenue Bethesda, MD 20814	Secretary

Secretary and Assistant Vice President of FBR Funds since July 2003. Employee of FBR National Trust Company since August 1998, serving in various capacities, including Fund Accounting Supervisor and Transfer Agent Operations Manager.

*  The Trust's President, Treasurer, and Secretary serve until their successor is chosen and qualified. The other officers of the Trust serve at the pleasure of the Trustees.

As of January 31, 2004, the Trustees and officers of the Trust, as a group, owned less than 1.00% of the outstanding shares of the Large Cap Financial Fund and the Small Cap Fund, approximately 2.00% of the outstanding shares of the Small Cap Financial Fund, and approximately 43% of the outstanding shares of the Large Cap Technology Fund.

Trustees' Ownership of Fund Shares as of December 31, 2003

	Dollar Range of Equity Securities owned of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies*

F. David Fowler	Over $100,000	Over $100,000
Michael A. Willner	$ 10,001 - $ 50,000	$ 10,001 - $ 50,000
Larry Levitan	None	None
Charles O. Heller	$ 10,001 - $ 50,000	$ 10,001 - $ 50,000
David Ellison	Over $100,000	Over $100,000

*  "Family of Investment Companies" consists of all mutual funds advised by Friedman, Billings, Ramsey Group, Inc. ("FBR Group") and its affiliate advisers.

TRUST MANAGEMENT AND ADMINISTRATION

Investment Adviser.  FBR Fund Advisers, Inc., located at 1001 Nineteenth Street North, Arlington, VA 22209, serves as the investment adviser to the Funds.  The Adviser oversees the investment of each Fund's assets, subject at all times to the supervision of the Trustees of the Funds.  The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund's investments with the exception of the Small Cap Fund.

The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser is a subsidiary of Friedman, Billings, Ramsey Group, Inc. ("FBR Group"), a financial services holding company.  As of January 31, 2004, the Adviser and its asset management affiliates manage approximately $TBD billion of gross assets (including leverage) for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations, and private partnerships. As of January 31, 2004, the Adviser managed approximately $1.3 billion of net assets on behalf of the Trust .

The Investment Advisory Agreement.  The Investment Advisory Agreement between the Adviser and the Trust on behalf of the Funds (the "Investment Advisory Agreement") provides that it will continue in effect as to each Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of a Fund (as defined under "Additional Information"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Adviser.  The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser.  In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of a Fund and are under common control with FBR Group as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

Investment Sub-Advisory Agreement.  Pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement"), the Adviser retains Akre Capital Management, LLC ("ACM"), located at 2 West Washington Street, Middleburg, Virginia 20118, as investment sub-adviser to the Small Cap Fund.  In this capacity, subject to the supervision of the Adviser and the Trustees, ACM directs the investment of the Small Cap Fund's assets, continually conducts investment research and supervision for the Small Cap Fund, and is responsible for the purchase and sale of the Small Cap Fund's investments.  For these services, the Adviser (and not the Fund) pays ACM and annual fee at a rate of 0.40% out of the Adviser's advisory fee.

ACM was organized as a Virginia limited liability company in 1999 and is registered with the Securities and Exchange Commission as an investment adviser.  As of January 31, 2004, ACM managed approximately $176.1 million on behalf of the Small Cap Fund and other clients such as high net worth individuals, institutions and private partnerships.

The Sub-Advisory Agreement is terminable at any time on 60 days' prior written notice without payment of any penalty, by vote of a majority of the outstanding shares of the Fund, or by the Adviser.  The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Board Approval of the Advisory Agreements. The Investment Advisory Agreement for the Funds and the Sub-Advisory Agreement for Small Cap Fund were approved by the Trustees at an in-person meeting held October 21, 2003.    In determining whether or not it was appropriate to approve the New Agreements and to recommend approval to shareholders, the Board Members considered various materials and representations provided by the Advisers and Sub-Advisers, as applicable, with respect to each applicable Fund separately.  Among other things, the Board Members considered each Fund's current expense ratio and level of fees, looking at the percentage of fees that comparable funds pay.  The Boards also considered the Advisers' willingness to continue any applicable expense waivers in place for the Funds.  The Board members also considered the profitability of the Funds to the Advisers, the scope of any "fall-out benefits" (that is, whether the Advisers and Sub-Advisers received other benefits from their relationship with the Funds, such as soft dollars) and the capabilities and financial soundness of each Adviser and Sub-Adviser.  The Boards also noted favorably the historical factors involving the Advisers and Sub-Advisers and the responsiveness of management to the Board Members' concerns and requests for information.  The Board Members then determined that the fee structure of each Fund was reasonable and fair to shareholders having concluded that each fee structure was in line with those of comparable funds based upon their review of relevant data provided to the Boards.

After considering these factors, the Trustees, comprising all of the Independent Trustees, concluded that the Advisory Agreement and the Sub-Advisory Agreement would be beneficial to each applicable Fund and its shareholders and approved the continuation of each Agreement.

Investment Advisory Fees.

For the fiscal year ended October 31, 2003, each Fund (or its corresponding Predecessor Fund) paid investment advisory fees, and received fee waivers and reimbursements of expenses as follows:

	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
Large Cap Financial Fund	$ 248,954	$ (17,355)	$ 231,599	-
Small Cap Financial Fund	3,390,703	-	3,390,703	-
Small Cap Fund	1,462,875	(144)	1,462,731	-
Large Cap Technology Fund	34,908	(34,908)	-	$ (68,808)
American Gas Index Fund*	427,753	(24,943)	402,810	-*

*On April 1, 2003, the American Gas Index Fund changed its fiscal year from March 31 to October 31. Figures shown are for the seven-month fiscal period ended October 31, 2003.

For the fiscal year ended March 31, 2003, the investment advisory fees paid by American Gas Index Fund (or its corresponding Predecessor Fund), fee waivers and reimbursement of expenses were as follows:

American Gas Index Fund	$ 673,345	$ (15,548)	$ 657,797	-

For the fiscal year ended October 31, 2002, Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund, and Large Cap Technology Fund, and for the fiscal year ended March 31, 2002, American Gas Index Fund, the investment advisory fees paid by each Fund (or its corresponding Predecessor Fund), fee waivers and reimbursements of expenses were as follows:

	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
Large Cap Financial Fund	$ 242,758	$ (21,231)	$ 221,527	-
Small Cap Financial Fund	2,653,011	-	2,653,011	-
Small Cap Fund	223,429	(30,264)	193,165	-
Large Cap Technology Fund	11,454	(7,848)	3,606	$ (4,140)
American Gas Index Fund	959,074	-	959,074	-

For the fiscal year ended October 31, 2001, Large Cap Financial Fund, Small Cap Financial Fund and Small Cap Fund, and for the fiscal year ended March 31, 2001, American Gas Index Fund, the investment advisory fees paid by each Fund (or its corresponding Predecessor Fund), fee waivers and reimbursements of expenses were as follows:

	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
Large Cap Financial Fund	$ 307,692	$ (4,024)	$ 303,668	-
Small Cap Financial Fund	1,412,804	-	1,412,804	-
Small Cap Fund	101,084	(47,647)	53,437	-
American Gas Index Fund	1,016,632	-	1,016,632	-

Sub-Advisory Fees Paid by the Adviser for the Small Cap Fund.   Pursuant to the terms of the Sub-Advisory Agreement between ACM and the Adviser,  for the fiscal years ended October 31, 2001, 2002 and 2003, the Adviser paid ACM $47,770, $99,301and $650,167, respectively.

Portfolio Transactions.    Pursuant to the Investment Advisory Agreement and Sub-Advisory Agreement, the Adviser and ACM determine, subject to the general supervision of the Trustees of the Trust, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions.  Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price.  While the Adviser and ACM generally each seek competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to broker-dealers is determined by the Adviser or ACM, as applicable, in its best judgment and in a manner deemed fair and reasonable to shareholders.   The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser or ACM, as applicable, may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or ACM and does not reduce the investment advisory fees payable to the Adviser by a  Fund.  Such information may be useful to the Adviser or ACM, as applicable, in serving both the Trust and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser or ACM, as applicable, in carrying out its obligations to the Trust.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or its affiliates exercise investment discretion.  The Adviser may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund.  Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

The Trustees have authorized the allocation of brokerage to Friedman, Billings, Ramsey & Co., Inc. ("FBR & Co."), an affiliated broker-dealer, to effect portfolio transactions on an agency basis.  The Trustees have adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time."  At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers.  As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

Investment decisions for a Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Adviser or ACM, as applicable.  Such other funds, investment companies or accounts may also invest in the same securities in which a Fund invests.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another advisory client, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser or ACM, as applicable, believes to be equitable to the Fund and such other advisory client.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades.  To the extent permitted by law, the Adviser or ACM, as applicable, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds of the Trust or for other advisory clients in order to obtain best execution.  In making investment recommendations for a Fund, the Adviser or ACM, as applicable, will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or affiliates, or ACM and, in dealing with commercial customers, the Adviser or its affiliates, or ACM will not inquire or take into consideration whether securities of such customers are held by the Trust.

For the fiscal year ended October 31, 2003, each Fund (or its corresponding Predecessor Fund) paid brokerage commissions as follows:

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBR & Co.	% of Aggregate Commissions Paid to FBR & Co.	% of Aggregate Dollar Amount of Transactions Effected through FBR & Co.
Large Cap Financial Fund	$ 38,976	$ 1,360	7.28%	5.49%
Small Cap Financial Fund	$426,607	$ 55,354	21.44%	14.27%
Small Cap Fund	$450,697	$ 10,200	3.72%	3.65%
Large Cap Technology Fund	$ 25,395	$ --	--	--
American Gas Index Fund*	$ 13,957	$ --	--	--

* For the period April 1 through October 31, 2003. For the fiscal year ended March 31, 2003 the American Gas Index Fund (or its corresponding Predecessor Fund) paid brokerage commissions of $85,313.

For the fiscal year ended October 31, 2002,  Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund, and Large Cap Technology Fund (or their corresponding Predecessor Funds), and for the fiscal year ended March 31, 2002, American Gas Index Fund (or its corresponding Predecessor Fund), paid brokerage commissions as follows:

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBR & Co.
Large Cap Financial Fund	$ 43,977	$ 3,200
Small Cap Financial Fund	$378,112	$81,054
Small Cap Fund	$ 67,217	$ 2,500
Large Cap Technology Fund	$ 17,533	$ -
American Gas Index Fund	$154,660	$ -

For the fiscal year ended October 31, 2001, Large Cap Financial Fund, Small Cap Financial Fund and Small Cap Fund (or their corresponding Predecessor Funds), and for the fiscal year ended March 31, 2001, American Gas Index Fund (or its corresponding Predecessor Fund) paid brokerage commissions as follows:

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBR & Co.
Large Cap Financial Fund	$ 79,677	$ 4,305
Small Cap Financial Fund	$282,697	$59,127
Small Cap Fund	$ 18,366	$ -
American Gas Index Fund	$227,445	$ -

Distributor.   FBR Investment Services, Inc. (the "Distributor"), located at 4922 Fairmont Avenue, Bethesda, Maryland 20814, is an affiliate of the Adviser and serves as principal underwriter and distributor of the Funds' shares pursuant to an agreement with the Trust which is renewable annually.  The Distributor promotes and sells shares of the Funds on a continuous, best efforts basis.

Distribution Plans.   The Trust's Board of Trustees has adopted a plan on behalf of each Fund, except the American Gas Index Fund,  pursuant to Rule 12b-1 under the 1940 Act (the "Plans").  Pursuant to the Plans each Fund pays the Distributor a fee for distributing Fund shares at the annual rate of 0.25% of the average daily net assets of the Fund shares for which it is the distributor of record.  Under the Plans, the Distributor may pay third parties in respect of these services such amount as it may determine.  The fees paid to the Distributor under the Plans are payable without regard to actual expenses incurred.  The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts.  These fees would be in addition to any amounts which may be received by them from the Distributor under the Plans.

Distribution fees may be used by the Distributor for: (a) costs of printing and distributing a Fund's prospectus, statement of additional information and reports to prospective investors in the Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of a Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by a Fund's transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other  expense primarily intended to result in the sale of a Fund's shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

In approving the Plans in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the independent Trustees, being Trustees who are not "interested persons," as defined by the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans) considered various factors and determined that there is a reasonable likelihood that the Plans will benefit the shareholders.  The Plans will continue in effect as to a Fund from year to year if specifically approved annually (a) by the majority of such Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the independent Trustees.  While the Plans remain in effect, the Trust shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plans and the purposes for which such expenditures were made.  The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plans must be approved by the Board and by the Independent Trustees cast in person at a meeting called specifically for that purpose.  While the Plans are in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

For the fiscal year ended October 31, 2003, the following amounts were paid by each Fund (or its corresponding Predecessor Fund):

	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker-Dealers	Other*	Approximate Total Amount Spent With Respect to Each Fund

Large Cap Financial Fund	$ 15,469	$ 1,976	$ 51,685	$ 2881	$ 72,011

Small Cap Financial Fund	$224,143	$28,630	$ 748,934	$ 41,745	$1,043,453

Small Cap Fund	$ 152,170	$ 19,437	$ 508,451	$ 28,341	$ 708,399

Large Cap Technology Fund	$ 2,691	$ 343	$ 8,994	$ 501	$ 12,530

*   Other expenses include consulting fees.

Fund Administration, Accounting, Transfer Agency and Custody Services.   Under the terms of an Agreement for Fund Administration, Fund Accounting Services, Transfer Agency Services and Custody Services ("Services Agreement") with the Trust, on behalf of the Funds, dated August 24, 2000, FBR National Trust Company ("FBR National") provides custodial, transfer agency, fund accounting, administrative and other shareholder services to the Funds. FBR National is a wholly owned subsidiary of FBR Group.  Under the terms of the Services Agreement, the Trust pays a fee at an annual rate based on the size of each Fund's net assets as follows:

Fund	Asset Level	Annual Fee Per Fund
Large Cap Financial	<=$20MM	Greater of 1% or $125,000
Small Cap Financial	>$20MM<=$50MM	$200,000 plus 0.331/3% of amount greater than $20MM
Small Cap	>=$50MM<=$100MM	$300,000 plus 0.10% of amount greater than $50MM
Large Cap Technology	>=$100MM<=$500MM	0.35% of assets greater than $100MM
Small Cap Technology	>=$500MM	$1,750,000 plus 0.275% of amount greater than $500MM

American Gas Index		0.375% of daily net assets

FBR National is responsible for all costs of the Fund except for the investment advisory fee, extraordinary legal expenses, interest and the expenses paid by the Adviser.  Specifically, FBR National pays costs of registration of the Fund's shares with the Securities and Exchange Commission and the various states, all expenses of dividend and transfer agent services, outside auditing and legal fees, preparation of shareholders reports, and all costs incurred in providing custodial services.  For the fiscal years ended October 31, 2003, 2002 and 2001, the following fees were paid to FBR National pursuant to the Services Agreement.

	2003	2002	2001
Financial Services Fund	$225,530	$223,244	$247,530
Small Cap Financial Fund	$1,318,570	$1,031,724	$573,375
Small Cap Fund	$620,466	$215,390	$130,347
Large Cap Technology Fund	$124,998	$99,339	-
American Gas Index Fund*	377,629	-	-

                *For the period April 1 - October 31, 2003.

For the fiscal years ended March 31, 2003, 2002 and 2001 American Gas Index Fund paid the following fees to FBR National pursuant to the Services Agreement.

	2003	2002	2001
American Gas Index Fund	$ 604,724	$ 839,228	$ 889,553

Experts.   The financial statements of the Funds (or their corresponding Predecessor Funds) have been audited by Tait, Weller & Baker, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

Financial Statements.   The financial statements, with respect to the Funds (or their corresponding Predecessory Funds), for the fiscal year ended October 31, 2003, including notes thereto and the report of Tait, Weller & Baker thereon, are herein incorporated by reference.  A copy of the Funds' Annual Report to shareholders, with respect to the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Small Cap Fund,the FBR Technology Fund, and the FBR American Gas Index Fund must accompany the delivery of this SAI. Copies of the Funds' most recent annual report may be obtained without charge upon request by writing to The FBR Funds, Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209 or by calling toll free 888.888.0025.

DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust formed on September 26, 2003.  The Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently is authorized to issue nine series of shares, which represent interests in FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Small Cap Fund, the FBR Large Cap Technology Fund, the FBR Small Cap Technology Fund, the FBR American Gas Index Fund, the FBR Fund for Government Investors, the FBR Tax Free Maryland Fund and the FBR Tax Free Virginia Fund.  The Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion.  When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable.  In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds of the Trust, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote.  On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (Funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except: (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine).  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.  In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust.  A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund of the Trust affected by the matter.  For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will not be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund.  However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust.  The Delaware Trust Instrument also provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder.  The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties.  The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

PROXY VOTING POLICIES AND PROCEDURES

The Board of each Fund has approved proxy voting policies and procedures for the Fund that delegate the authority to vote proxies related to Fund portfolio securities to the Adviser. The Adviser's proxy voting policies and procedures address the responsibility of the Adviser to ensure that proxies received for portfolio securities held by the Fund are voted in the best interest of the Fund, including in those situations involving a conflict of interest between the Fund on the one hand, and the Adviser, Distributor, and certain of their affiliated persons on the other.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the investment adviser's fiduciary duties under the federal and state law to act in the best interest of its clients.

Voting Proxies.  Proxies solicited for items of business with respect to issuers whose voting securities are owned by the Fund must be voted in the best interests of the Fund. Proxies are voted on a case-by-case basis in the best economic interest of the client or shareholder taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  Proxies are also voted with the objective of fostering good corporate governance practices, including the fair and equal treatment of shareholders together with the reasonable disclosure of company policies, activities and returns. The Adviser may abstain from voting a client proxy when the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

Conflicts of Interest.  The Adviser generally insulates itself from conflicts of interests between the Fund and itself, the Fund's Distributor and/or certain affiliated persons of the Adviser or Distributor by voting proxies in accordance with the Adviser's proxy voting policies and procedures. Where a conflict of interest arises, the Adviser may pursue one of the following courses of action: (1)  convene an ad-hoc committee to assess and resolve the conflict; (2)  vote in accordance with the instructions of a client or shareholder after providing notice to that client or shareholder of the conflict; (3)  vote the proxy in accordance with the recommendation of an independent third-party service provider; or (4) delegate the vote to an independent third-party service provider.  The Board of Directors of the Fund has appointed a committee of the Board for the purpose of providing the Fund's consent to vote in matters where the Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote or for other reasons.

The Advisor delegates the responsibility to exercise voting authority with respect to securities held in portfolios for which the Advisor has retained one or more Sub-Advisors to those Sub-Advisors in accordance with each applicable Sub-Advisor Proxy Voting Policy.  Each Portfolio Manager of the Advisor and/or Proxy Designate (a representative designated by the Portfolio Manager to vote proxies) is encouraged to own shares in the fund over which he oversees the proxy process as to align his voting interest with other fund shareholders. The Portfolio Manager and/or Proxy Designate is required to review each proxy issue and make a voting decision in a timely manner that, in his/her best judgment, is in the best interests of the client.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2004, the following persons held beneficially or of record 5% or more of the outstanding shares of the Funds.

Name and Address	Number of Shares	Percentage of Ownership

FBR LARGE CAP FINANCIAL FUND
Charles Schwab & Co. Inc.	264,303.382	15.79%
Special Custody Account for Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

NFSC	293,329.684	17.52%
For the Benefit of Customers
82 Devonshire Street
Boston, MA 02109

Charter One Financial, Inc.	284,283.776	16.98%
1215 Superior Avenue
Cleveland, OH 44114

FBR SMALL CAP FINANCIAL FUND
Charles Schwab & Co. Inc.	5,860,247.339	31.91%
Special Custody Account for Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

National Investor Services Corp.	1,809,962.218	9.86%
For The Exclusive Benefit of Customers
55 Water Street, 32nd Floor
New York, NY 10041-3299

FBR SMALL CAP FUND
Charles Schwab & Co. Inc.	3,476,762.520	30.28%
Special Custody Account for Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

National Investor Services Corp.	774,493.329	6.75%
For The Exclusive Benefit of Customers
55 Water Street, 32nd Floor
New York, NY 10041-3299

FBR LARGE CAP TECHNOLOGY FUND
FBR Fund Advisers	101,817.061	15.71%
Seed Money
1001 Nineteenth Street North
Arlington, VA 22209

Charles Schawb & Co. Inc.	40,017.069	6.18%
Special Custody Account for Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

NFSC	277,669.113	42.85%
For the Benefit of Customers
82 Devonshire Street
Boston, MA 02109

FBR SMALL CAP TECHNOLOGY FUND
FBR Fund Advisers	100,000.000	97.83%
Seed Money
1001 Nineteenth Street North
Arlington, VA 22209

FBR AMERICAN GAS INDEX FUND
Charles Schawb & Co. Inc.	4,799,432.474	29.62%
Special Custody Account for Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

NFSC	1,062,608.418	6.56%
For the Benefit of Customers
82 Devonshire Street
Boston, MA 02109

ADDITIONAL INFORMATION

As used in the Prospectus and in this SAI, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees.  The Trustees may allocate such general assets in any manner they deem fair and equitable.  It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular Fund of the Trust will be the relative NAV of each respective Fund at the time of allocation.  Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation.  The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles.  Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Code of Ethics.   Pursuant to Rule 17j-1 under the 1940 Act, the Trustees have adopted a Code of Ethics for the Trust and approved this same Code of Ethics for the Adviser and Distributor based on a determination that the Code of Ethics contains provisions reasonably necessary to prevent access persons from violating Rule 17j-1 under the 1940 Act.   The Trustees have also approved the Code of Ethics adopted by ACM, the sub-adviser to the Small Cap Fund.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made.  No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

APPENDIX A

DESCRIPTION OF SECURITY RATINGS.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thompson BankWatch, Inc. ("Thompson").  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (E.G., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements, I.E., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA.- Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA.  Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA.  Bonds considered to be investment grade and of very high credit quality.  The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."  Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

A.  Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

AAA.  Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA.  Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations.  Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     -    Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -    Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated "A-1."

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

F-1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1.  Obligations supported by a very strong capacity for timely repayment.

A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM DEBT RATINGS.  Thompson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

Definitions of Certain Money Market Instruments

Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances.  Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National

Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

THE FBR FUNDS

FBR Fund for Government Investors
FBR Maryland Tax-Free Portfolio
FBR Virginia Tax-Free Portfolio

1001 Nineteenth Street North, Arlington, Virginia 22209
888.888.0025

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2004

This Statement of Additional Information is not a Prospectus.  It should be read in conjunction with the Funds' Prospectus, dated February 28, 2004.   A copy of the Fund's Prospectus may be obtained without charge by writing or telephoning the Fund at the above address or telephone numbers.

The audited financial statements of the Funds' for the fiscal year ended December 31, 2003, are included in the Funds' 2003 Annual Reports to Shareholders, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  Copies of the Funds' 2003 Annual Reports are available, without charge, by request by writing or telephoning the Funds at the address or telephone number shown above.

Page
Fund Organization
Investments and Risk
Investment Limitations and Restrictions
Valuation
Performance
Additional Purchase and Redemption Information
Dividends and Distributions
Taxes
Trustees and Officers
Trust Management and Administration
Experts
Financial Statements
Description of Shares
Shareholder and Trustee Liability
Proxy Voting Policy
Control Persons and Principal Holders of Securities
Additional Information
Appendix A

2

 FUND ORGANIZATION

The FBR Mutual Funds (the "Trust") is an open-end management investment company. The Trust currently consists of nine series of units of beneficial interest ("shares"), three of which are described in this SAI.  The series described in this SAI are the FBR Fund for Government Investors (or the "Money Market Fund"), FBR Maryland Tax-Free Portfolio, and FBR Virginia Tax-Free Portfolio (together with the Maryland Tax-Free Portfolio, the "Fixed Income Funds"), each of which is a diversified fund.  Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Funds should be made without first reading the Prospectus.

Prior to February 27, 2004, the Funds were series of either FBR Fund for Government Investors, a Delaware statutory trust ("FGI"), or FBR Fund for Tax-Free Investors, a Maryland corporation ("TFI"). On February 27, 2004, each of the portfolios of FGI and TFI were reorganized as separate series of the Trust. The portfolios of FGI and TFI that were reorganized into series of the Trust are referred to in this SAI collectively as the "Predecessor Funds." All data and information in this SAI with respect to a Fund includes information from the periods covered by such Fund's corresponding Predecessor Fund, as applicable.

INVESTMENTS AND RISKS
Investments

The following are the investment strategies and risks associated with investing in the Funds.  The Funds' principal investment strategies are detailed in the Funds' prospectus.  The following paragraphs detail other investment strategies the Funds may pursue and the risks associated therewith.

U.S. Government Securities

The Money Market Fund (FBR Fund for Government Investors) intends to invest, under normal circumstances, at least 95% of its total assets in instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such securities.

The Fixed Income Funds (FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio) are permitted to invest up to 30% of their assets in U.S. Government securities.

There are three major classifications of U.S. Government securities in which the Funds may invest.

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

Government Agency Securities
Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

3

Government-Sponsored Enterprises
Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These entities were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. The Federal National Mortgage Association and Fannie Mae are examples of government-sponsored enterprise securities.

Risks Associated with Investing in U.S. Government Securities
The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, there is minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.  However, another type of risk that may effect the Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of portfolio investments of the Fund, while a decline in interest rates would generally increase the market value of portfolio investments of the Fund.

Repurchase Agreements

A Description of a Repurchase Agreement
A repurchase agreement is an agreement where the Funds acquire a security from a commercial bank or broker/dealer with the understanding that the Funds will sell the instrument back at an agreed-upon price and date (normally, the next business day).   Essentially, a repurchase agreement may be considered a loan backed by securities.  The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Funds.  In these transactions, the value of the securities acquired by the Funds (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the Funds' custodian bank until repurchased.

 Reasons to Use Repurchase Agreements
The Funds may invest in repurchase agreements with financial institutions to generate income from the Funds' excess cash balances.   It is the current policy of the Funds to invest in repurchase agreements that mature within seven days. If the Funds choose to invest in repurchase agreements, the agreements will normally mature within 7 days.  The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Funds' investment adviser, liquidity or other considerations so warrant.

Risks of Repurchase Agreements
The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds.  Consequently, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Funds' investment adviser acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

 4

Below Investment Grade Municipal Securities - Fixed Income Funds Only

The Maryland Fund and Virginia Fund may invest 5% of their assets in securities rates below investment grade.  Municipal obligations that are high yield securities rated below investment grade ("Municipal High Yield Securities") are deemed by Moody's Investors Services, Inc. ("Moody's) and Standard & Poor's Ratings Group ("S&P") to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions.  Municipal High Yield Securities, unless otherwise noted, include unrated securities deemed to be rated below investment grade by the Funds' investment subadviser, Asset Management, Inc. ("AMI").  Ratings of Municipal High Yield Securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

Municipal High Yield Securities generally offer a higher current yield than higher-grade issues.  However, Municipal High Yield Securities involve higher risks, in that they are especially subject to adverse changes in the general economic conditions, in economic conditions of an issuer's geographic area and in the industries or activities in which the issuer is engaged.  Municipal High Yield Securities are also especially sensitive to changes in the financial condition of the issuer and to price fluctuations in response to changes in interest rates.  Accordingly, the yield on lower rated Municipal High Yield Securities will fluctuate over time.  During periods of economic downturn or rising interest rates, municipal issuers may experience financial stress, which could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

In addition, Municipal High Yield Securities are frequently traded only in markets where the number of potential sellers, if any, is limited.  This factor may limit a Fund's ability to acquire such securities and to sell such securities at their fair value in response to changes in the economy or the financial markets, especially for unrated Municipal High Yield securities.  Although unrated Municipal High Yield Securities are not necessarily of lower quality than rated Municipal High Yield Securities, the market for rated Municipal High Yield Securities generally is broader than that for unrated Municipal High Yield Securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of Municipal High Yield Securities, especially in a thinly traded market.

When-Issued Securities - Fixed Income Funds Only

The Funds may invest in securities issued on a "when-issued" or delayed basis, which involves an arrangement whereby delivery of, and payment for, the instruments occur up to 45 days after the agreement to purchase the instruments is made by a Fund.  The purchase price to be paid by a Fund and the interest rate on the instruments to be purchased are both selected when the Fund agrees to purchase the securities on a when-issued basis.  A Fund generally would not pay for such securities or start earning interest on them until they are issued or received.  However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt.  Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment.  When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash, U.S. Government securities or other liquid high-grade debt securities equal to the amount of a Fund's commitment, which are valued at their fair market value.  If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until equal to the value of the Fund's commitment.  When the securities to be purchased are issued, a Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from sale of the when-issued securities themselves although this is not ordinarily expected.  Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase.  Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

5

INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment limitations are fundamental with respect to the Funds and may not be changed without prior approval of a majority of the Funds' outstanding voting shares.  As defined in the Investment Company Act of 1940, the term "majority" means the vote of the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

The Funds May Not:

1.   Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 30% of a Fund's total assets at the time of borrowing or such other percentage permitted by law. Each Fund may not purchase a portfolio security if a borrowing by the Fund is outstanding.

2.  Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. Each Fund may not enter into put or call options except in connection with stand-by commitments.

3.   Lend any security or make any other loan if as a result more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply  to purchases of publicly traded debt securities or to repurchase agreements.

4.   Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of restricted securities..

5.   Purchase or sell real estate. The Fixed Income Funds may invest in municipal obligations secured by real estate or interests therein, and the Money Market Fund may invest in mortgage-backed securities by federal agencies and government-sponsored enterprises.

6.   Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

7.   Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations  of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940.

The following apply to the Fixed Income Funds only:

8.   Purchase securities of any issuer if, as a result of such a purchase, more than 25% of a Fund's total assets would be invested in any one industry.  There is no limitation, however, as to investments in municipal obligations issued or guaranteed by the United States Government, its agencies or government sponsored enterprises, or in obligations of the United States Government, its agencies or government sponsored enterprises, which are purchased on a temporary basis in accordance with each Fund's investment objective and policies.

9.     Invest less than 80% of the value of their respective net assets in tax-exempt securities.

10. Invest, under normal circumstances, less than 80% of its net assets in securities, the income from which is exempt from Federal income taxes and the income tax of the Fund's respective state.

The following applies to the Money Market Fund only:

11. Invest, under normal circumstances, less than 95% of its total assets in instruments issued or guaranteed by the U.S. Government Securities, its agencies or instrumentalities and in repurchase agreements secured by such securities.   To a limited extent, the Fund may invest in other types of securities.

6

VALUATION OF PORTFOLIO SECURITIES

For the Fixed Income Funds, portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.  Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes.  Bid price is used when no asked price is available.  Short-term investments are carried at amortized cost, which approximates value.  Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees.  Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value ("NAV") of the Funds' shares.

Determination of Net Asset Value.  Each Fund's NAV is determined as of the end of trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern time) on days the NYSE is open for business and in the case of the Money Market Fund, the Federal Reserve Banks are open (a "Bank Business Day"). In order to receive same day dividends for the Money Market Fund, your purchase request must be received by 12:00 p.m., Eastern Time.  In computing a Fund's NAV, all liabilities incurred or accrued are deducted from net assets.  The resulting net assets are divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

NYSE Closings.  The holidays (as observed) on which the NYSE is closed currently are:  New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day

CALCULATION OF PERFORMANCE DATA

Calculation of Yield Quotations

7-Day Yield Quotation
The Fund's annualized current yield, as may be quoted in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes, the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).  The Fund's 7-Day yield for the period ended December 31, 2002 was 0.62%.

7-Day Effective Yield Quotation
The Fund also may communicate its annualized effective yield in advertisements and other communications to shareholders and potential investors.  An effective yield quotation is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The Fund's 7-Day effective yield for the period ended December 31, 2002 was 0.62%.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed.  Actual yields will depend not only on the type, quality, and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

7

Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives.  However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.

Calculation of Average Annual Total Return Quotations

Fund performance may also be stated in terms of total return.  Under rules adopted by the SEC (the "SEC Rules"), Fund advertising stating performance must include total return quotes calculated according to the following formula:

                P (1+T)n = ERV

Where:     P =          a hypothetical initial payment of $1,000.
T =          average annual total return.
n =          number of years.
ERV=      ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods or a shorter period dating from the inception.  In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at the Fund's net asset value (normally $1.00).  Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The Funds, from time to time, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Funds with other measures of investment return.  For example, in comparing the total return of the Funds with data published by Lipper Analytical Services, Inc., or with the performance of the Lehman Brothers Municipal Bond Indexes, the Funds calculate their aggregate total return for the specified periods of time by assuming the investment of $10,000 in the Funds' shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.  Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.  Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under rules adopted by the SEC.

The average annual total returns of shares of the Funds (or their corresponding Predecessor Funds) for the one-year, five-year and ten-year periods ending December 31, 2003 were as follows:

	Average Annual Total Return
Fund	One Year	Five Year	Ten Year
FBR Fund for Government Investors	0.42%	2.77%	3.56%

FBR Maryland Tax-Free Portfolio	4.11%	5.66%	4.83%

FBR Virginia Tax-Free Portfolio	4.61%	4.86%	5.02%

Average Annual Total Return After Taxes on Distributions and Redemption Quotations
The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions.  This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

8

ATVD
Average Annual Total Return After Taxes =	[------------- to the 1/nth power -1]
(after taxes on distributions)	P

Where: P =	a hypothetical initial payment of $1,000.
n =	number of years.
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

The Funds compute their average annual total return after taxes on distributions and redemption by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemption.  This is done by dividing the ending redeemable value after taxes on fund distributions and redemption of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

ATVDR
Average Annual Total Return After Taxes =	[------------- to the 1/nth power -1]
(after taxes on distributions and redemption)	P

Where: P =	a hypothetical initial payment of $1,000.
n =	number of years.
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The average annual total returns of shares after distributions and after distribution and redemption of the Funds (or their corresponding Predecessor Funds) for the one-year, five-year and ten-year periods ended December 31, 2003 were as follows:

Return After Taxes on Distributions

Fund	One Year	Five Year	Ten Year

FBR Maryland Tax-Free Portfolio	4.05%	4.65%	4.82%

FBR Virginia Tax-Free Portfolio	4.57%	4.84%	4.98%

Return After Taxes on Distributions and Redemption

Fund	One Year	Five Year	Ten Year

FBR Maryland Tax-Free Portfolio	4.15%	4.61%	4.79%

FBR Virginia Tax-Free Portfolio	4.33%	4.74%	4.92%

9

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares may be purchased or redeemed through FBR Investment Services, Inc., ("FBR Services" or "Distributor") account executives, other authorized dealers or directly through the Trust's sub-transfer agent Integrated Fund Services, Inc. ("Integrated"), P.O. Box 5354, Cincinnati, Ohio 45201-5354 . The minimum initial investment for each Fund is $2,000. Subsequent investments must be $100 or more. The minimum initial investment for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100.  Shares may be purchased at a price equal to their next determined NAV. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Redemption In-Kind (Fixed Income Funds only).  Although each Fund intends to redeem shares in cash, each Fund reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund.  To the extent available, such securities will be readily marketable.  Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable.  The Funds have elected to be governed by Rule 18f-1 of the 1940 Act under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. A shareholder will incur brokerage costs in disposing of securities acquired when the redemption price is paid in whole or in part by a distribution of securities.

Suspension of Redemptions.  The right of redemption may be suspended or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (c) for such other periods as the SEC by order may permit to protect Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

Dividends of the Funds are declared each day the Funds are open for business and paid monthly.  Capital gains, if any, will be distributed on an annual basis usually in November or December. Account statements showing dividends paid will be mailed to shareholders monthly. Dividends reflect daily net income, which generally consists of accrued interest and accretion of discount less amortization of premium and expenses of the Fund. The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning.  This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

10

General.  The Funds intend to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code.  As a regulated investment company, the Funds generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year ("Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Funds must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies ("Income Requirement").

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Funds' assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Funds do not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Funds' total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Funds control and which are engaged in the same or similar trade or business.

Distributions of net investment income received by the Funds from investments in debt securities and any net realized short-term capital gains distributed by the Funds will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Funds intend to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares.  The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain.  Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of the Funds for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met.  Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds investing primarily in bonds and other debt instruments will not generally qualify for the lower rates.  Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

11

If for any taxable year the Funds do not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Funds' current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Funds in October, November or December with a record date in such a month and paid by the Funds during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made.  To prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement.

The Funds will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

Disposition of Shares.  Upon the redemption or sale of shares of the Funds, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although the Funds expect to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments.  Special rules govern the Federal income tax treatment of financial instruments that may be held by the Funds.  These rules may have a particular impact on the amount of income or gain that the Funds must distribute to its shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

Original Issue Discount.  The Funds may purchase debt securities with original issue discount.  Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity.  Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

12

Market Discount.  The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount.  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it.  In particular, the Funds will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.

Constructive Sales.  IRS rules may affect the timing and character of gain if the Funds engage in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the Funds' holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Funds' holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Foreign Shareholders.  The tax consequences to a foreign shareholder of an investment in the Funds may be different from those described herein.  Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.  Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Other Taxation.  The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates).  Distributions by the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.  Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TRUSTEES AND OFFICERS

Board of Trustees.  Overall responsibility for management of the Trust rests with the Board of Trustees ("Trustees" or "Board"). Subject to the Trust's Trust Instrument, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out their responsibilities, including the appointment and removal of the Trust's officers. There are currently five Trustees, four of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

Information about the Trustees of the Trust is included in the following table. The address for each Trustee is 4922 Fairmont Avenue, Bethesda, MD 20814.

13

Name, Address and Age	Term of Office* and Length of Time Served**	Principal Occupation During Past 5 Years	Portfolios Overseen in the Trust and Fund Complex***	Other Directorships
Independent Trustees
Michael A. Willner, 45	Since June 2000	CEO AlphaGrip, Inc. January 2001 to present; President, New Traders, Inc. from September 1996 to December 2000.	10	None

F. David Fowler, 69	Since June 2000	Retired, 1997. Dean, The George Washington University School of Business and Public Management, 1992-1997.	10	MicroStrategy, Inc.

Larry R. Levitan, 62	Since September 2003	Retired; Oversight Board, Internal Revenue Service, September 2000 to present.	9	Choice Hotels International, Inc.

Charles O. Heller, 67	Since September 2003	Managing Director, Beacon Global Private Equity (venture capital firm), since 2003; Charles Heller Associates (management consulting), 1986 to present; Gabriel Venture Partners (venture capital firm), 2000-2003.	9	None

Interested Trustee+
David Ellison, 45 101 Federal Street Suite 2130 Boston, MA 02110	Since September 2003	Director, CEO and President, FBR Fund Advisers, Inc., since December 1999; Fund Manager, FBR Family of Funds since October 1996; and President Money Management Advisers, Inc., April 2001 - March 2002.	9	None

*    Trustees serve until their resignation, removal, or death, or until they reach the mandatory retirement age of 75 established by the Board.
**  Length of time served is measured from the earliest date of service as a Trustee of any of the Funds or the Predecessor Funds.
*** The "Fund Complex" consists of all mutual funds advised by Friedman, Billings Ramsey Group, Inc., ("FBR Group") and its affiliate advisers.
+        Mr. Ellison is considered to be an "Interested Trustee" of the Trust due to his position with FBR Fund Advisers.

The Trustees presently have an audit committee, a valuation committee, and a nominating committee, each of which are comprised of all of the Independent Trustees of the Trust: Messrs. Heller, Levitan, Willner and Fowler.  The function of the audit committee is to recommend independent auditors, pre-approve audit and certain non-audit services to be provided by the independent auditors to the Funds, and review and report on accounting and financial matters. The Board has adopted a written charter for the Audit Committee. The function of the valuation committee is to determine and monitor the value of the Funds' assets pursuant to the Trust's Valuation Procedures.  The function of the nominating committee is to nominate persons to serve as  Independent Trustees and to serve on committees of the Board. The Board does not have a policy related to considering nominees recommended by shareholders.  There were no meetings of the valuation or nominating committees during its most recent fiscal year ended. The audit committee met once during that period.

14

Remuneration of Certain Trustees and Executive Officers.  Each Independent Trustee receives an annual retainer of $5,000 and a fee of $1,000 for each regular meeting and $500 for each committee meeting attended, plus expenses, and $250 for each telephonic meeting attended. Officers of the Funds and Trustees who are interested persons of the Funds (if any) do not receive any compensation from the Funds or any other funds managed by the Adviser.  The following table sets forth information regarding compensation of Independent Trustees by the Trust for the fiscal year ended October 31, 2003.

Compensation Table

Name of Trustee	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex Paid to Trustees**

F. David Fowler	$ 35,594	N/A	N/A	$38,000

Michael A. Willner	$ 33,594	N/A	N/A	$36,000

Larry Levitan	$ 8,000	N/A	N/A	$ 8,000

Charles O. Heller	$ 8,000	N/A	N/A	$ 8,000

David Ellison	None	None	None	None

*  Amounts provided for the Trust include any payments to a Trustee when such Trustee was a Trustee of the Predecessor Funds.
**"Fund Complex" consists of all mutual funds advised by Friedman, Billings, Ramsey Group, Inc. ("FBR Group") and its affiliate advisers.

Officers of the Trust
The officers of the Trust, their ages, addresses and principal occupations during the past five years, are as follows:

Name, Address and Age	Position(s) Held With the Trust and Term of Office*	Principal Occupation During Past 5 Years

David H. Ellison, 45 101 Federal Street, Suite 2130 Boston, MA 02110	President	Director, CEO and President, FBR Fund Advisers, Inc. since December 1999; Fund Manager, FBR Family of Funds since October 1996. President, Money Management Associates, L.P., April 2001-March 2002.

Winsor H. Aylesworth, 56 101 Federal Street, Suite 2130 Boston, MA 02110	Executive Vice President	Portfolio Manager, FBR Fund Advisers, Inc. since September 1998; Vice President, Money Management Associates, L.P., April 2001-March 2002.

Bart Sanders, 39 4922 Fairmont Avenue Bethesda, MD 20814	Executive Vice President

Senior Vice President of Fund Operations, FBR Fund Advisers, Inc. since August 1999.  Head Trader for  FBR Fund Advisers, Inc., since January 1997; and Vice President, Money Management Associates, L.P. April 2001-March 2002.

Susan L. Silva, 36 4922 Fairmont Avenue Bethesda, MD 20814	Treasurer

Vice President, Mutual Fund Services, FBR National Trust Company since July 2002; Assistant Vice President, Fund Accounting, FBR National Trust Company since January 2001; Vice President and Controller of FBR Funds since July 2002. Employee of FBR National Trust Company since January 2000. Assistant Treasurer of Legg Mason Global Trust and Assistant Secretary of five Legg Mason Funds, 1998-1999; Fund Accounting Manager, Legg Mason, Inc. from 1996 through 1999.

Kimberly J. Ochterski, 29 4922 Fairmont Avenue Bethesda, MD 20814	Secretary

Secretary and Assistant Vice President of FBR Funds since July 2003. Employee of FBR National Trust Company since August 1998, serving in various capacities, including Fund Accounting Supervisor and Transfer Agent Operations Manager.

15

*  The Trust's President, Treasurer, and Secretary serve until their successor is chosen and qualified. The other officers of the Trust serve at the pleasure of the Trustees.

As of January 31, 2004, the Trustees and officers of the Trust, as a group, owned less than 1.00% of the outstanding shares of the Funds.

Trustees' Ownership of Fund Shares as of December 31, 2003

	Dollar Range of Equity Securities owned of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies*

F. David Fowler	Over $100,000	Over $100,000
Michael A. Willner	$ 10,001 - $ 50,000	$ 10,001 - $ 50,000
Larry Levitan	None	None
Charles O. Heller	$ 10,001 - $ 50,000	$ 10,001 - $ 50,000
David Ellison	Over $100,000	Over $100,000

*  "Family of Investment Companies" consists of all mutual funds advised by Friedman, Billings, Ramsey Group, Inc. ("FBR Group") and its affiliate advisers.

TRUST MANAGEMENT AND ADMINISTRATION

Investment Adviser

Money Management Advisers, Inc. (the "Adviser"), 1001 19th Street, North, Arlington, Virginia 22209, has served as the Fund's investment adviser since the Fund's inception on February 14, 1975. Prior to January 1, 2002, the Adviser was known as Money Management Associates, L.P. The Adviser is a wholly-owned subsidiary of FBR National, the Fund's administrator, custodian, fund accounting and transfer agent.  The Adviser and FBR National are wholly-owned subsidiaries of FBR Group, Inc.

As of January 31, 2004, the Adviser manages approximately $442.4 million of net assets on behalf of the Fund and the other investment companies it advises. Together, the Adviser and its asset management affiliates manage approximately $TBD billion of gross assets (including leverage) for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations, and private partnerships.

16

Advisory Agreement
Pursuant to an Advisory Agreement between the Adviser and the Funds, the Adviser is responsible for the management of the Funds, provides investment oversight and supervision to the Funds, and is responsible for making investment decisions and placing orders for the purchase and sale of the Funds' investments.  Consistent with the requirements of the 1940 Act, the Advisory Agreement provides that the Adviser is not liable to the Funds for any mistake in judgment, or otherwise, except by reason of willful misfeasance, bad faith or negligence in the performance of the Adviser's duties or by reason of its reckless disregard of its obligations under the Advisory Agreement.  The Advisory Agreement may be terminated by the Funds without penalty upon 60 days' notice by the Board or by a vote of the holders of a majority of the Funds' outstanding voting securities, or upon 60 days' notice by the Adviser.  The Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.  The Advisory Agreement will remain in effect for two years from its effective date, and, unless earlier terminated, will continue from year-to-year thereafter, provided that each such continuance is approved annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Funds and, in either case, (ii) by a majority of the Independent Trustees.

Advisory Fees
For its services, the Adviser receives a fee at an annual rate based on the Funds' net assets as follows:

Money Market Fund	0.50% of the first $500 million; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the net assets over $1 billion.
Fixed Income Funds	0.375%

The Adviser has contractually agreed to waive its fees or reimburse expenses for the Funds to the extent the Funds' expenses (exclusive of interest, taxes, brokerage commissions, extraordinary legal expenses or any other extraordinary expenses) exceed 1.00% of the Fund's average daily net assets. The agreement automatically renews for one-year terms unless the Adviser provides written notice to the Fund.

For the fiscal years ended December 31, 2003, 2002 and 2001, the Funds (or the corresponding Predecessor Funds) paid the following investment advisory fees to the Adviser:

	2003	2002	2001

Fund for Government Investors	$1,867,796	$2,324,451	$2,532,383
Tax-Free Maryland Portfolio	$258,896	$ 258,272	$ 247,319
Tax-Free Virginia Portfolio	$201,735	$ 194,121	$ 186,970

17

Investment Subadviser (for the Fixed Income Funds only)

Pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement"), the Adviser retains Asset Management, Inc. ("AMI") to serve as the Fund's investment sub-adviser.  AMI, located at 5530 Wisconsin Avenue, Suite 700, Chevy Chase, Maryland 20815, is an investment adviser registered with the Securities and Exchange Commission ("SEC") under the 1940 Act. AMI was formed in 1977 and is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.   As of January 31, 2004, AMI managed approximately $1.0 billion in assets on behalf of the Funds and other clients such as individuals, institutions and private partnerships.  Arthur A. Adler, Jr. is the sole director of AMI and its president and founder.  Mr. Adler, along with Craig A. Pernick, Vice President and Michael S. Gildenhorn, Executive Vice President, comprise the portfolio management team for each Fund.  For its subadvisory services, the Adviser pays AMI the following fees:

Maryland Fund	0.22% on the first $39 million of average daily net assets; and thereafter, 0.3125% on average daily net assets in excess of such amount.
Virginia Fund	0.22% on the first $30 million of average daily net assets; and thereafter, 0.3125% on average daily net assets in excess of such amount.

Pursuant to the terms of the Sub-Advisory Agreement, for the period September 4, 2001 through December 31, 2002, the Adviser paid AMI $70,297.20. For the fiscal years ended December 31, 2002 and 2003, the Adviser paid $208,857 and $159,309, respectively, in subadvisory fees to AMI.

Subadvisory Agreement
Pursuant to a Subadvisory Agreement between the Adviser and AMI, AMI is responsible for making investment decisions and placing orders for the purchase and sale of the Funds' investments directly with the issuers or with brokers or dealers selected by it in its discretion.  Consistent with the requirements of applicable law, the Subadvisory Agreement provides that AMI is not liable to the Adviser, the Fund, or to any shareholder of the Funds for any error in judgment or mistake of law or for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement, or otherwise, except by reason of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Subadvisory Agreement.  The Subadvisory Agreement may be terminated by the Adviser or AMI, without penalty, upon 30 days' prior written notice.  In addition, the Subadvisory Agreement may be terminated by the Board or by a majority vote of the Fund's shareholders, without penalty, upon 30 days' prior written notice.  The Subadvisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.  The Subadvisory Agreement will remain in effect for two years from its effective date, and, unless earlier terminated, will continue from year-to-year thereafter, provided that each such continuance is approved annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund and, in either case, (ii) by a majority of the Independent Directors.

Board Approval of the Advisory Agreements. The Advisory Agreement and Sub-Advisory Agreements for the Funds were last approved by the Directors at an in-person meeting held October 21, 2003. In determining whether or not it was appropriate to approve the New Agreements and to recommend approval to shareholders, the Board Members considered various materials and representations provided by the Advisers and Sub-Advisers, as applicable, with respect to each applicable Fund separately.  Among other things, the Board Members considered each Fund's current expense ratio and level of fees, looking at the percentage of fees that comparable funds pay.  The Boards also considered the Advisers' willingness to continue any applicable expense waivers in place for the Funds.  The Board members also considered the profitability of the Funds to the Advisers, the scope of any "fall-out benefits" (that is, whether the Advisers and Sub-Advisers received other benefits from their relationship with the Funds, such as soft dollars) and the capabilities and financial soundness of each Adviser and Sub-Adviser.  The Boards also noted favorably the historical factors involving the Advisers and Sub-Advisers and the responsiveness of management to the Board Members' concerns and requests for information.  The Board Members then determined that the fee structure of each Fund was reasonable and fair to shareholders having concluded that each fee structure was in line with those of comparable funds based upon their review of relevant data provided to the Boards.

18

Portfolio Transactions.    Pursuant to the Investment Advisory Agreement and Sub-Advisory Agreement, the Adviser and AMI determine, subject to the general supervision of the Trustees of the Trust, and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions.  The Funds expect that purchases and sales of portfolio securities generally will be principal transactions.  Portfolio securities are normally purchased on a net basis, which does not involve payment of brokerage commissions.  There will usually be no brokerage commissions paid by the Funds for such purchases

Allocation of transactions to broker-dealers is determined by the Adviser or AMI, as applicable, in its best judgment and in a manner deemed fair and reasonable to shareholders.   The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser or AMI, as applicable, may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or AMI and does not reduce the investment advisory fees payable to the Adviser by a  Fund.  Such information may be useful to the Adviser or AMI, as applicable, in serving both the Trust and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser or AMI, as applicable, in carrying out its obligations to the Trust.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or its affiliates exercise investment discretion.  The Adviser may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund.  Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

The Trustees have authorized the allocation of brokerage to Friedman, Billings, Ramsey & Co., Inc. ("FBR & Co."), an affiliated broker-dealer, to effect portfolio transactions on an agency basis.  The Trustees have adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time."  At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers.  As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

Investment decisions for a Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Adviser or AMI, as applicable.  Such other funds, investment companies or accounts may also invest in the same securities in which a Fund invests.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another advisory client, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser or AMI, as applicable, believes to be equitable to the Fund and such other advisory client.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades.  To the extent permitted by law, the Adviser or AMI, as applicable, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds of the Trust or for other advisory clients in order to obtain best execution.  In making investment recommendations for a Fund, the Adviser or AMI, as applicable, will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or affiliates, or AMI and, in dealing with commercial customers, the Adviser or its affiliates, or AMI will not inquire or take into consideration whether securities of such customers are held by the Trust.

19

For the fiscal year ended December 31, 2003, the Funds (or their corresponding Predecessor Funds) did not pay any brokerage commissions.

Distributor.   FBR Investment Services, Inc. (the "Distributor"), located at 4922 Fairmont Avenue, Bethesda, Maryland 20814, is an affiliate of the Adviser and serves as principal underwriter and distributor of the Funds' shares pursuant to an agreement with the Trust which is renewable annually.  The Distributor promotes and sells shares of the Funds on a continuous, best efforts basis.

Distribution Plans (Fixed Income Funds only).   The Trust's Board of Trustees has adopted a plan on behalf of the Fixed Income Funds,  pursuant to Rule 12b-1 under the 1940 Act (the "Plans").  Effective March 1, 2004, pursuant to the Plans each Fund pays the Distributor a fee for distributing Fund shares at the annual rate of 0.25% of the average daily net assets of the Fund shares for which it is the distributor of record.  Under the Plans, the Distributor may pay third parties in respect of these services such amount as it may determine.  The fees paid to the Distributor under the Plans are payable without regard to actual expenses incurred.  The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts.  These fees would be in addition to any amounts which may be received by them from the Distributor under the Plans.

Distribution fees may be used by the Distributor for: (a) costs of printing and distributing a Fund's prospectus, statement of additional information and reports to prospective investors in the Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of a Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by a Fund's transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other  expense primarily intended to result in the sale of a Fund's shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

In approving the Plans in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the independent Trustees, being Trustees who are not "interested persons," as defined by the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans) considered various factors and determined that there is a reasonable likelihood that the Plans will benefit the shareholders.  The Plans will continue in effect as to a Fund from year to year if specifically approved annually (a) by the majority of such Fund's outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the independent Trustees.  While the Plans remain in effect, the Trust shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plans and the purposes for which such expenditures were made.  The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plans must be approved by the Board and by the Independent Trustees cast in person at a meeting called specifically for that purpose.  While the Plans are in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

For the fiscal year ended December 31, 2003, the Funds (or their corresponding Predecessor Funds) did not pay any distribution fees.

20

Fund Administration, Accounting, Transfer Agency and Custody Services.   Under the terms of an Agreement for Fund Administration, Fund Accounting Services, Transfer Agency Services and Custody Services ("Services Agreement") with the Trust, on behalf of the Funds, dated February 28, 2004, FBR National Trust Company ("FBR National") provides custodial, transfer agency, fund accounting, administrative and other shareholder services to the Funds. FBR National is a wholly owned subsidiary of FBR Group.  Under the terms of the Services Agreement, the Trust pays a fee at an annual rate based on the size of each Fund's net assets as follows:

Fund	Asset Level	Annual Fee Per Fund
Fund for Government Investors*	<=$20MM	$80,000
	>$20MM<=$100MM	0.40% of assets
	>=$100MM	0.35% of assets

Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio**		0.35% of daily net assets

*Prior to April 1, 2003, FBR National received an annual fee of 0.25% of the average daily net assets of the Fund for Government Investors (or its corresponding Predecessor Fund).

**Prior to November 1, 2002, FBR National received an annual fee 0.30% of average daily net assets for the Maryland Fund and Virginia Fund (or their corresponding Predecessor Funds).

FBR National is responsible for all costs of the Fund except for the investment advisory fee, extraordinary legal expenses, interest and the expenses paid by the Adviser.  Specifically, FBR National pays costs of registration of the Fund's shares with the Securities and Exchange Commission and the various states, all expenses of dividend and transfer agent services, outside auditing and legal fees, preparation of shareholders reports, and all costs incurred in providing custodial services.  For the fiscal years ended December 31, 2003, 2002 and 2001, the following fees were paid to FBR National pursuant to the Services Agreement.

	2003	2002	2001
Fund for Government Investors	$1,414,773	$ 1,162,357	$ 1,270,070
Maryland Tax-Free Portfolio	$128,227	$124,005	$118,713
Virginia Tax-Free Portfolio	$99,770	$ 93,178	$ 89,747

Experts.   The financial statements of the Funds (or their corresponding Predecessor Funds) have been audited by Deloitte & Touche, LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

Financial Statements.   The financial statements, with respect to the Funds (or their corresponding Predecessor Funds), for the fiscal year ended December 31, 2003, including notes thereto and the report of Deloitte & Touche thereon, are herein incorporated by reference.  A copy of the Funds' Annual Reports to shareholders, with respect to the FBR Fund for Government Investors and the FBR Maryland Tax-Free and Virginia Tax-Free Portfolios must accompany the delivery of this SAI. Copies of the Funds' most recent annual report may be obtained without charge upon request by writing to The FBR Funds, Potomac Tower, 1001 Nineteenth Street North, Arlington, Virginia 22209 or by calling toll free 888.888.0025.

DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust formed on September 26, 2003.  The Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently is authorized to issue nine series of shares, which represent interests in FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Small Cap Fund, the FBR Large Cap Technology Fund, the FBR Small Cap Technology Fund, the FBR American Gas Index Fund, the FBR Fund for Government Investors, the FBR Tax Free Maryland Portfolio and the FBR Tax Free Virginia Portfolio.  The Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

21

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion.  When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable.  In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds of the Trust, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote.  On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (Funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except: (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine).  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.  In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust.  A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund of the Trust affected by the matter.  For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will not be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund.  However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust.  The Delaware Trust Instrument also provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder.  The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties.  The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

22

PROXY VOTING POLICIES AND PROCEDURES

The Board of each Fund has approved proxy voting policies and procedures for the Funds that delegate the authority to vote proxies related to each Fund's portfolio securities to the Adviser. The Adviser's proxy voting policies and procedures address the responsibility of the Adviser to ensure that proxies received for portfolio securities held by the Funds are voted in the best interest of the Funds, including in those situations involving a conflict of interest between the Funds on the one hand, and the Adviser, Distributor, and certain of their affiliated persons on the other.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the investment adviser's fiduciary duties under the federal and state law to act in the best interest of its clients.

Voting Proxies.  Proxies solicited for items of business with respect to issuers whose voting securities are owned by the Fund must be voted in the best interests of the Funds. Proxies are voted on a case-by-case basis in the best economic interest of the client or shareholder taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  Proxies are also voted with the objective of fostering good corporate governance practices, including the fair and equal treatment of shareholders together with the reasonable disclosure of company policies, activities and returns. The Adviser may abstain from voting a client proxy when the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

Conflicts of Interest.  The Adviser generally insulates itself from conflicts of interests between a Fund and itself, the Fund's Distributor and/or certain affiliated persons of the Adviser or Distributor by voting proxies in accordance with the Adviser's proxy voting policies and procedures. Where a conflict of interest arises, the Adviser may pursue one of the following courses of action: (1)  convene an ad-hoc committee to assess and resolve the conflict; (2)  vote in accordance with the instructions of a client or shareholder after providing notice to that client or shareholder of the conflict; (3)  vote the proxy in accordance with the recommendation of an independent third-party service provider; or (4) delegate the vote to an independent third-party service provider.  The Board of Directors of the Fund has appointed a committee of the Board for the purpose of providing the Fund's consent to vote in matters where the Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote or for other reasons.

The Advisor delegates the responsibility to exercise voting authority with respect to securities held in portfolios for which the Advisor has retained one or more Sub-Advisors to those Sub-Advisors in accordance with each applicable Sub-Advisor Proxy Voting Policy. Each Portfolio Manager of the Advisor and/or Proxy Designate (a representative designated by the Portfolio Manager to vote proxies) is encouraged to own shares in the fund over which he oversees the proxy process as to align his voting interest with other fund shareholders. The Portfolio Manager and/or Proxy Designate is required to review each proxy issue and make a voting decision in a timely manner that, in his/her best judgment, is in the best interests of the client.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2004, the following persons held beneficially or of record 5% or more of the outstanding shares of the Funds.

Fund	Shareholder Name and Address	Shares Outstanding	% Owned
Fund for Government Investors	FBR National Trust Company 4922 Fairmont Avenue Bethesda, MD 20814	55,341,655.110	15.62%
Maryland Tax-Free Portfolio	Charles Schwab & Co. Inc. Special Custody Account for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	283,742.998	7.50%
Virginia Tax-Free Portfolio	Charles Schwab & Co. Inc. Special Custody Account for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	345,034.650	12.73%
	Roger W. Jones P O Box 248 Sperryville, VA 22740	296,463.505	10.94%

 23

ADDITIONAL INFORMATION

As used in the Prospectus and in this SAI, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees.  The Trustees may allocate such general assets in any manner they deem fair and equitable.  It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular Fund of the Trust will be the relative NAV of each respective Fund at the time of allocation.  Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation.  The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles.  Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Code of Ethics.   Pursuant to Rule 17j-1 under the 1940 Act, the Trustees have adopted a Code of Ethics for the Trust and approved this same Code of Ethics for the Adviser and Distributor based on a determination that the Code of Ethics contains provisions reasonably necessary to prevent access persons from violating Rule 17j-1 under the 1940 Act.   The Trustees have also approved the Code of Ethics adopted by ACM, the sub-adviser to the Small Cap Fund.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made.  No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

 24

APPENDIX A

DESCRIPTION OF SECURITY RATINGS.

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thompson BankWatch, Inc. ("Thompson").  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (E.G., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements, I.E., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA.- Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA.  Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA.  Bonds considered to be investment grade and of very high credit quality.  The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."  Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

A.  Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

AAA.  Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA.  Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations.  Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     -    Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -    Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated "A-1."

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

F-1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1.  Obligations supported by a very strong capacity for timely repayment.

A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM DEBT RATINGS.  Thompson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

Definitions of Certain Money Market Instruments

Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances.  Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National

Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

PART C

OTHER INFORMATION

ITEM 23.       EXHIBITS

(a)(1) (a)(2) (b) (c) (d)(1) (d)(2) (d)(3) (d)(4) (e)(1) (e)(2) (f) (g) (i) (j) (k) (l) (m) (n) (p)(1) (p)(2) (p)(3) (p)(4)	Certificate of Trust. (filed herewith)
Delaware Trust Instrument dated September 26, 2003. (filed herewith)
Bylaws. (filed herewith)
None.
Form of Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc. (filed herewith)
Form of Investment Advisory Agreement between the Registrant and Money Management Advisers,
Inc. (filed herewith)
Form of Sub-Advisory Agreement between FBR Fund Advisers, Inc. and Akre Capital Management LLC. (filed herewith)
Form of Sub-Advisory Agreement between Money Management Advisers, Inc. and Asset Management, Inc. (filed herewith)
Form of Distribution Agreement between the Registrant and FBR Investment Services, Inc. (filed herewith)
Form of Selected Dealer Agreement. (filed herewith)
None.
Form of Agreement for Fund Administration, Fund Accounting Services, Transfer Agency Services and Custody
Services between the Registrant and FBR National Trust Company. (filed herewith)
Opinion and Consent of Dechert LLP. (to be filed by amendment)
Consent of Tait, Weller & Baker. (to be filed by amendment)
None.
Investment Letters. (to be filed by amendment)
Rule 12b-1 Distribution Plan dated September 29, 2003. (filed herewith)
None.
Code of Ethics of the Registrant, FBR Fund Advisers, Inc. and FBR Investment Services, Inc. (filed herewith)
Code of Ethics of Money Management Advisers, Inc. (filed herewith)
Akre Capital Management, LLC Code of Ethics.  (filed herewith)
Asset Management, Inc. Code of Ethics. (filed herewith)

-----------------

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant's Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FBR Fund Advisers, Inc. provides advisory services to the Equity Funds of the Registrant. The directors and officers of FBR Fund Advisers, Inc. have held the following positions of a substantial nature:

Name	Position with Adviser	Other Business
David H. Ellison	President and Director	Director, CIO and President, FBR Fund Advisers, Inc.
Winsor H. Aylesworth	Secretary, Treasurer and Director	Portfolio Manager, FBR Fund Advisers, Inc.
W. Bart Sanders	Senior Vice President and Assistant Secretary	Senior Vice President of Fund Operations, FBR Fund Advisers, Inc.

Money Management Advisers, Inc. provides advisory services to the Money Market and Fixed Income Funds of the Registrant.  The directors and officers of Money Management Advisers, Inc. have held the following positions of a substantial nature:

Name	Position with Adviser	Other Business
Eric R. Billings	Director	Co-Chairman and Co-CEO of FBR Group
Webb C. Hayes	Director and President	Managing Director of FBR Private Client Group
Elizabeth Piper/Bach	Vice President and Chief Investment Officer	Senior Vice President of FBR National Trust Company
Susan L. Silva	Vice President and Treasurer	Vice President of FBR National Trust Company
Kimberly J. Ochterski	Vice President and Secretary	Assistant Vice President of FBR National Trust Company

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Not applicable.

(b)  FBR Investment Services, Inc. ("FBR Services") serves as principal underwriter to the Funds.  The following information is provided with respect to each director, officer or partner of FBR Services:

Name & Address	Positions with FBR Services	Positions and offices with Registrant

Sothara Chin	President	None
4922 Fairmont Avenue
Bethesda, MD 20814

Janelle Schutt	Chief Financial Officer	None
1001 19th Street North
Arlington, VA

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended (the "1940 Act") and the Rules thereunder are maintained at the offices of FBR National Trust Company ("FBR National"), the Registrant's administrator and custodian, located at 4922 Fairmont Avenue, Bethesda, Maryland, and Integrated Fund Services, the Registrant's transfer agent and fund accountant located at 221East Fourth Street, Cincinnati, Ohio. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are also maintained at FBR National, as listed under "Advisory and Other Contracts" in Part B to this Registration Statement.

-------------------------------

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Bethesda in the State of Maryland, on the 4th day of February, 2004.

The FBR Funds

By: /s/ David H. Ellison David H. Ellison*

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 4th day of February, 2004.

/s/ David H. Ellison *
David H. Ellison    Trustee
February 4, 2004

/s/  F. David Fowler *
F. David Fowler     Trustee
February 4, 2004

/s/ Michael A. Willner *
Michael A. Willner    Trustee
February 4, 2004

/s/ Larry R. Levitan
Larry R. Levitan         Trustee
February 4, 2004

/s/ Charles O. Heller
Charles O. Heller      Trustee
February 4, 2004

* Susan L. Silva, attorney-in-fact pursuant to powers of attorney filed herewith

POWER OF ATTORNEY
The FBR Funds

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Patrick W. D. Turley and Susan L. Silva, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Funds (the "Trust"), a Delaware business trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Trust and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 29th day of September, 2003.

/s/ David H. Ellison
David H. Ellison

POWER OF ATTORNEY
The FBR Funds

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Patrick W. D. Turley and Susan L. Silva, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Funds (the "Trust"), a Delaware business trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Trust and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 29th day of September, 2003.

/s/  F. David Fowler
F. David Fowler

POWER OF ATTORNEY
The FBR Funds

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Patrick W. D. Turley and Susan L. Silva, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Funds (the "Trust"), a Delaware business trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Trust and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 29th day of September, 2003.

/s/  Michael A. Willner
Michael A. Willner

POWER OF ATTORNEY
The FBR Funds

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Patrick W. D. Turley and Susan L. Silva, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Funds (the "Trust"), a Delaware business trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Trust and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 29th day of September, 2003.

 /s/ Larry R. Levitan
 Larry R. Levitan

POWER OF ATTORNEY
The FBR Funds

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Patrick W. D. Turley and Susan L. Silva, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Funds (the "Trust"), a Delaware business trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Trust and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 29th day of September, 2003.

/s/ Charles O. Heller
Charles O. Heller